UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N–CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811–07851

  Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

  One Franklin Parkway, San Mateo, CA  94403–1906

(Address of principal executive offices)      (Zip code)

  Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403–1906

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (650) 312–2000

Date of fiscal year end:  5/31

Date of reporting period:  5/31/18

Item 1.   Reports to Stockholders.

Franklin Templeton Investments

Why choose Franklin Templeton Investments?

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Contents

Annual Report

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

Not part of the annual report	1

Annual Report

Economic and Market Overview

The US economy grew during the 12 months under review. The economy strengthened in 2017’s third quarter but moderated in the next two quarters. The slower growth in 2018’s first quarter reflected a slowdown in consumer spending, exports, and state and local government spending, as well as a decline in residential fixed investment. The manufacturing and services sectors expanded during the period. The unemployment rate declined from 4.3% in May 2017, as reported at the beginning of the 12-month period, to an 18-year low of 3.8% at period-end.1 Annual inflation, as measured by the Consumer Price Index, increased from 1.9% in May 2017, as reported at the beginning of the period, to 2.8% at period-end.1

The US Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% at its June and December 2017 meetings and began reducing its balance sheet in October as part of its ongoing effort to normalize monetary policy. In February 2018, new Fed Chair Jerome Powell spoke before Congress and indicated the Fed saw signs of a continued strong labor market and economic growth. He reiterated the Fed’s intention to gradually raise interest rates in an effort to keep the economy from overheating and as inflation increases toward the Fed’s target. However, he noted there was no evidence of the economy overheating and he had yet to see a clear upward move in wages. At its March meeting, the Fed raised its target range for the federal funds rate 0.25% to 1.50%–1.75%. At its May meeting, the Fed kept its target rate unchanged, while expressing more confidence about inflation hitting its target and indicating it may be comfortable with a modest overshoot of inflation.

The 10-year Treasury yield, which moves inversely to its price, shifted throughout the period. The yield rose in June 2017 amid renewed optimism for faster economic growth and was supported in July by hawkish comments from key central bankers around the world. Easing concerns about Hurricane Irma’s economic impact, the Fed’s balance sheet normalization beginning in October, the passage of the tax reform bill in December and indications of higher inflation, especially in 2018, also pushed the yield higher. However, some factors weighed on the Treasury yield at certain points during the period, including concerns about political uncertainties in the US, tensions between the US and North Korea, the Trump administration’s protectionist trade policies and uncertainty surrounding the trade relationship between the US and China. In April and May, trade tensions and expectations for higher inflation and stronger economic growth led the 10-year yield to reach multi-year highs. However, political turmoil in Italy near period-end weighed on the yield. Overall, the 10-year Treasury yield rose from 2.21% at the beginning of the period to 2.83% at period-end.

The foregoing information reflects our analysis and opinions as of May 31, 2018. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Bureau of Labor Statistics.

2	Annual Report

Franklin Payout 2018 Fund

This annual report for Franklin Payout 2018 Fund covers the fiscal year ended May 31, 2018.

Your Fund’s Goals and Main Investments

The Fund seeks capital preservation and income with a predetermined maturity date. Under normal market conditions, the Fund invests predominantly in US dollar-denominated investment-grade debt securities and investments, including government and corporate debt securities and asset-backed securities and municipal securities.

Performance Overview

The Fund’s Advisor Class shares delivered a +0.92% cumulative total return for the 12 months under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays US Government/Credit 2018 Maturity Index, returned +1.21%.1 The index includes investment-grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2018. You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Investment Strategy

We focus on investment-grade securities and investments or in unrated securities and investments we determine are of comparable quality. Our focus on the portfolio’s credit quality is intended to reduce credit risk and help to preserve capital. We may invest a significant portion of the Fund’s assets in US dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors,

Portfolio Composition

Based on Total Net Assets as of 5/31/18

industries and issuers, to try to take advantage of varying sector reactions to economic events.

Although the Fund may invest in individual securities of any maturity, the Fund is a term fund and is managed to mature in 2018. Over time, the Fund’s duration and weighted average maturity declined as 2018 approached. In the later months of operation, when the debt securities held by the Fund mature, the proceeds from such securities will be held in cash, cash equivalents and money market instruments, including affiliated money market funds, or invested in short-term bonds. In early December 2018, the Fund is expected to consist almost entirely of cash, cash equivalents and money market instruments. The Fund is designed for investors who seek an investment with a payout schedule to help meet their retirement spending needs, particularly those who are nearing retirement or are in retirement. There is no guarantee the Fund will meet an investor’s retirement spending needs.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Maturity 5/31/18
% of Total Market Value
0 to 1 Year	100.0%

1. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 34.

Annual Report	3

FRANKLIN PAYOUT 2018 FUND

Top 10 Holdings*
5/31/18
Issue/Issuer	% of Total Net Assets

U.S. Treasury Note	8.6%

Federal National Mortgage Association (FNMA)	5.0%

Federal Home Loan Bank (FHLB)	3.6%

Duke Energy Carolinas LLC	2.9%

Bank of America Corp.	2.9%

HSBC USA Inc.	2.8%

Citigroup Inc.	2.8%

BNP Paribas/BNP Paribas U.S. Medium-Term Note

Program LLC	2.8%

Bank of Nova Scotia	2.8%

John Deere Capital Corp.	2.8%
*	Securities are listed by issuer, which may appear by another name in the SOI.

Manager’s Discussion

During the period under review, the Fund’s performance relative to the Bloomberg Barclays US Government/Credit 2018 Maturity Index was enhanced primarily by our overweighted allocation to the investment-grade corporate credit sector, as well as security selection within the sector. In contrast, longer duration positioning compared with the index was the primary detractor from performance.

At period-end, we remained focused on investment-grade corporate credit exposures in the portfolio and maintained an overweighting in the sector compared with the index. We focused on the sector based on our belief that valuations remained relatively attractive on a longer term basis and that the sector has potential for higher earnings. Conversely, we maintained an underweighted allocation to the US Treasury sector as valuations and income levels remain unattractive to us. Additionally, we maintained a slightly underweighted allocation to the agency sector. Finally, we maintained a slightly longer duration in the portfolio compared with the index, driven largely by our focus on bonds with final maturity dates closer to the Fund’s predetermined maturity date.

Thank you for your participation in Franklin Payout 2018 Fund. We look forward to serving your future investment needs.

Roger A. Bayston, CFA

David Yuen, CFA, FRM
Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of May 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4	Annual Report

FRANKLIN PAYOUT 2018 FUND

Performance Summary as of May 31, 2018

The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 5/31/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%. Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

Advisor

1-Year	+0.92%	+0.92%

Since Inception (6/1/15)	+3.94%	+1.30%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

See page 7 for Performance Summary footnotes.

Annual Report	5

FRANKLIN PAYOUT 2018 FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Advisor Class (6/1/15–5/31/18)

See page 7 for Performance Summary footnotes.

6	Annual Report

FRANKLIN PAYOUT 2018 FUND

PERFORMANCE SUMMARY

Distributions (6/1/17–5/31/18)

Share Class	Net Investment Income	Long-Term Capital Gain	Total

R6	$0.1398	$0.0027	$0.1425

Advisor	$0.1388	$0.0027	$0.1415

Total Annual Operating Expenses[5]
Share Class	With Waiver	Without Waiver

Advisor	0.45%	3.17%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will achieve the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 9/30/18. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Source: Morningstar. The Bloomberg Barclays US Government/Credit 2018 Maturity Index includes investment-grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2018.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

Annual Report	7

FRANKLIN PAYOUT 2018 FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expenses Paid During Period 12/1/17–5/31/18[1,2]	Ending Account Value 5/31/18	Expenses Paid During Period 12/1/17–5/31/18[1,2]	Net Annualized Expense Ratio[2]

R6	$1,000	$1,006.30	$1.50	$1,023.44	$1.51	0.30%
Advisor	$1,000	$1,005.20	$1.60	$1,023.34	$1.61	0.32%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

8	Annual Report

Franklin Payout 2019 Fund

This annual report for Franklin Payout 2019 Fund covers the fiscal year ended May 31, 2018.

Your Fund’s Goals and Main Investments

The Fund seeks capital preservation and income with a predetermined maturity date. Under normal market conditions, the Fund invests predominantly in US dollar-denominated investment-grade debt securities and investments, including government and corporate debt securities and asset-backed securities and municipal securities.

Performance Overview

The Fund’s Advisor Class shares delivered a +0.44% cumulative total return for the 12 months under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays US Government/Credit 2019 Maturity Index, returned +0.50%.1 The index includes investment-grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2019. You can find more of the Fund’s performance data in the Performance Summary beginning on page 11.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Investment Strategy

We focus on investment-grade securities and investments or in unrated securities and investments we determine are of comparable quality. Our focus on the portfolio’s credit quality is intended to reduce credit risk and help to preserve capital. We may invest a significant portion of the Fund’s assets in US dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors,

Portfolio Composition

Based on Total Net Assets as of 5/31/18

industries and issuers, to try to take advantage of varying sector reactions to economic events.

Although the Fund may invest in individual securities of any maturity, the Fund is a term fund and is managed to mature in 2019. Over time, the Fund’s duration and weighted average maturity will decline as 2019 approaches. In the later months of operation, when the debt securities held by the Fund mature, the proceeds from such securities will be held in cash, cash equivalents and money market instruments, including affiliated money market funds, or invested in short-term bonds. In early December 2019, the Fund is expected to consist almost entirely of cash, cash equivalents and money market instruments. The Fund is designed for investors who seek an investment with a payout schedule to help meet their retirement spending needs, particularly those who are nearing retirement or are in retirement. There is no guarantee the Fund will meet an investor’s retirement spending needs.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Maturity

5/31/18

% of Total Market Value

0 to 1 Year	4.9%

1 to 2 Years	95.1%

1. Source: FactSet

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 38.

Annual Report	9

FRANKLIN PAYOUT 2019 FUND

Top 10 Holdings*

5/31/18

Issue/Issuer	% of Total Net Assets

Federal Home Loan Bank (FHLB)	9.1%

Federal National Mortgage Association (FNMA)	4.9%

Federal Farm Credit Bank (FFCB)	3.7%

Anheuser-Busch InBev Worldwide Inc.	2.6%

Morgan Stanley	2.6%

Boeing Capital Corp.	2.6%

Emerson Electric Co.	2.5%

Westpac Banking Corp.	2.5%

Lockheed Martin Corp.	2.5%

Deere & Co.	2.5%

*Securities are listed by issuer, which may appear by another name in the SOI.

Manager’s Discussion

During the period under review, the Fund’s performance relative to the Bloomberg Barclays US Government/Credit 2019 Maturity Index was enhanced primarily by overweighted allocation to the investment-grade and high-yield corporate credit sectors, although security selection within the high-yield corporate credit sector detracted from returns. In contrast, longer duration positioning compared with the index was the primary detractor from relative performance during the period.

At period-end, we remained focused on investment-grade corporate credit exposures in the portfolio and maintained an overweighting in the sector compared with the index. We focused on the sector based on our belief that valuations remain relatively attractive on a longer term basis and that the sector has potential for higher earnings. Conversely, we maintained an underweighted allocation to the US Treasury sector as valuations and income levels remain unattractive to us. Additionally, we maintained an overweighted position to the agency sector. Finally, we maintained a slightly longer duration in the portfolio compared with the index, driven largely by our focus on bonds with final maturity dates closer to the Fund’s predetermined maturity date.

Thank you for your participation in Franklin Payout 2019 Fund. We look forward to serving your future investment needs.

Roger A. Bayston, CFA

David Yuen, CFA, FRM

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of May 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

10	Annual Report

FRANKLIN PAYOUT 2019 FUND

Performance Summary as of May 31, 2018

The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 5/31/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%. Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

Advisor
1-Year	+0.44%	+0.44%

Since Inception (6/1/15)	+4.88%	+1.60%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

See page 13 for Performance Summary footnotes.

Annual Report	11

FRANKLIN PAYOUT 2019 FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Advisor Class (6/1/15–5/31/18)

See page 13 for Performance Summary footnotes.

12	Annual Report

FRANKLIN PAYOUT 2019 FUND

PERFORMANCE SUMMARY

Distributions (6/1/17–5/31/18)

Share Class	Net Investment Income	Long-Term Capital Gain	Total

R6	$0.1823	$0.0031	$0.1854

Advisor	$0.1814	$0.0031	$0.1845

Total Annual Operating Expenses5

Share Class	With Waiver	Without Waiver

Advisor	0.45%	2.81%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will achieve the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 9/30/18. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Source: Morningstar. The Bloomberg Barclays US Government/Credit 2019 Maturity Index includes investment-grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2019.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

Annual Report	13

FRANKLIN PAYOUT 2019 FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expenses Paid During Period 12/1/17–5/31/18[1,2]	Ending Account Value 5/31/18	Expenses Paid During Period 12/1/17–5/31/18[1,2]	Net Annualized Expense Ratio[2]
R6	$1,000	$1,001.60	$1.50	$1,023.44	$1.51	0.30%
Advisor	$1,000	$1,001.50	$1.60	$1,023.34	$1.61	0.32%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

14	Annual Report

Franklin Payout 2020 Fund

This annual report for Franklin Payout 2020 Fund covers the fiscal year ended May 31, 2018.

Your Fund’s Goals and Main Investments

The Fund seeks capital preservation and income with a predetermined maturity date. Under normal market conditions, the Fund invests predominantly in US dollar-denominated investment-grade debt securities and investments, including government and corporate debt securities and asset-backed securities and municipal securities.

Performance Overview

The Fund’s Advisor Class shares delivered a -0.18% cumulative total return for the 12 months under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays US Government/Credit 2020 Maturity Index, returned -0.16%.1 The index includes investment-grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2020. You can find more of the Fund’s performance data in the Performance Summary beginning on page 17.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Investment Strategy

We focus on investment-grade securities and investments or in unrated securities and investments we determine are of comparable quality. Our focus on the portfolio’s credit quality is intended to reduce credit risk and help to preserve capital. We may invest a significant portion of the Fund’s assets in US dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors,

Portfolio Composition

Based on Total Net Assets as of 5/31/18

industries and issuers, to try to take advantage of varying sector reactions to economic events.

Although the Fund may invest in individual securities of any maturity, the Fund is a term fund and is managed to mature in 2020. Over time, the Fund’s duration and weighted average maturity will decline as 2020 approaches. In the later months of operation, when the debt securities held by the Fund mature, the proceeds from such securities will be held in cash, cash equivalents and money market instruments, including affiliated money market funds, or invested in short-term bonds. In early December 2020, the Fund is expected to consist almost entirely of cash, cash equivalents and money market instruments. The Fund is designed for investors who seek an investment with a payout schedule to help meet their retirement spending needs, particularly those who are nearing retirement or are in retirement. There is no guarantee the Fund will meet an investor’s retirement spending needs.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Maturity

5/31/18

% of Total Market Value

0 to 1 Year	3.1%

2 to 3 Years	96.9%

1. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 43.

Annual Report	15

FRANKLIN PAYOUT 2020 FUND

Top 10 Holdings*

5/31/18

Issue/Issuer	% of Total Net Assets
U.S. Treasury Note	12.2%

Federal Home Loan Bank (FHLB)	5.0%

AEGON Funding Co. LLC	2.6%

Morgan Stanley	2.6%

Hershey Co.	2.6%

Emerson Electric Co.	2.6%

JPMorgan Chase & Co.	2.5%

UnitedHealth Group Inc.	2.5%

Travelers Cos. Inc.	2.5%

TransCanada PipeLines Ltd.	2.5%

*	Securities are listed by issuer, which may appear by another name in the SOI.

Manager’s Discussion

During the period under review, the Fund’s performance relative to the Bloomberg Barclays US Government/Credit 2020 Maturity Index was enhanced primarily by overweighted allocation to investment-grade and high-yield corporate credit sectors, while security selection within both sectors also contributed to returns. In contrast, longer duration positioning compared with the index was the primary detractor from relative performance during the period.

At period-end, we remained focused on investment-grade corporate credit exposures in the portfolio and maintained an overweighting in the sector compared with the index. We focused on the sector based on our belief that valuations remain relatively attractive on a longer term basis and that the sector has potential for higher earnings. Conversely, we maintained an underweighted allocation to the US Treasury sector as valuations and income levels remain unattractive to us. Additionally, we maintained an overweighted position to the agency sector. Finally, we maintained a slightly longer duration in the portfolio compared with the index, driven largely by our focus on bonds with final maturity dates closer to the Fund’s predetermined maturity date.

Thank you for your participation in Franklin Payout 2020 Fund. We look forward to serving your future investment needs.

Roger A. Bayston, CFA

David Yuen, CFA, FRM

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of May 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

16	Annual Report

FRANKLIN PAYOUT 2020 FUND

Performance Summary as of May 31, 2018

The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 5/31/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%. Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

Advisor
1-Year	-0.18%	-0.18%

Since Inception (6/1/15)	+4.97%	+1.63%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

See page 19 for Performance Summary footnotes.

Annual Report	17

FRANKLIN PAYOUT 2020 FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Advisor Class (6/1/15–5/31/18)

See page 19 for Performance Summary footnotes.

18	Annual Report

FRANKLIN PAYOUT 2020 FUND

PERFORMANCE SUMMARY

Distributions (6/1/17–5/31/18)

Share Class	Net Investment Income
R6	$0.2029
Advisor	$0.2020

Total Annual Operating Expenses[5]
Share Class	With Waiver	Without Waiver
Advisor	0.45%	2.87%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will achieve the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 9/30/18. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Source: Morningstar. The Bloomberg Barclays US Government/Credit 2020 Maturity Index includes investment-grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2020.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

Annual Report	19

FRANKLIN PAYOUT 2020 FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expenses Paid During Period 12/1/17–5/31/18[1,2]	Ending Account Value 5/31/18	Expenses Paid During Period 12/1/17–5/31/18[1,2]	Net Annualized Expense Ratio[2]

R6	$1,000	$997.30	$1.49	$1,023.44	$1.51	0.30%
Advisor	$1,000	$997.20	$1.59	$1,023.34	$1.61	0.32%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

20	Annual Report

Franklin Payout 2021 Fund

This annual report for Franklin Payout 2021 Fund covers the fiscal year ended May 31, 2018.

Your Fund’s Goals and Main Investments

The Fund seeks capital preservation and income with a predetermined maturity date. Under normal market conditions, the Fund invests predominantly in US dollar-denominated investment-grade debt securities and investments, including government and corporate debt securities and asset-backed securities and municipal securities.

Performance Overview

The Fund’s Advisor Class shares had a -0.65% cumulative total return for the 12 months under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays US Government/ Credit 2021 Maturity Index, had a -0.65%.1 The index includes investment-grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2021. You can find more of the Fund’s performance data in the Performance Summary beginning on page 23.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at

(800) 321-8563.

Investment Strategy

We focus on investment-grade securities and investments or in unrated securities and investments we determine are of comparable quality. Our focus on the portfolio’s credit quality is intended to reduce credit risk and help to preserve capital. We may invest a significant portion of the Fund’s assets in US dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors,

Portfolio Composition

Based on Total Net Assets as of 5/31/18

industries and issuers, to try to take advantage of varying sector reactions to economic events.

Although the Fund may invest in individual securities of any maturity, the Fund is a term fund and is managed to mature in 2021. Over time, the Fund’s duration and weighted average maturity will decline as 2021 approaches. In the later months of operation, when the debt securities held by the Fund mature, the proceeds from such securities will be held in cash, cash equivalents and money market instruments, including affiliated money market funds, or invested in short-term bonds. In early December 2021, the Fund is expected to consist almost entirely of cash, cash equivalents and money market instruments. The Fund is designed for investors who seek an investment with a payout schedule to help meet their retirement spending needs, particularly those who are nearing retirement or are in retirement. There is no guarantee the Fund will meet an investor’s retirement spending needs.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Manager’s Discussion

During the period under review, the Fund’s performance relative to the Bloomberg Barclays US Government/Credit

1. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 48.

Annual Report	21

FRANKLIN PAYOUT 2021 FUND

Maturity

5/31/18

% of Total Market Value

0 to 1 Year	5.5%

3 to 4 Years	94.5%
Top 10 Holdings* 5/31/18
Issue/Issuer	% of Total Net Assets
U.S. Treasury Note	7.8%

Federal Home Loan Bank (FHLB)	4.9%

Federal Farm Credit Bank (FFCB)	4.8%

California State GO	2.7%

Thomas & Betts Corp.	2.7%

Telstra Corp. Ltd.	2.6%

General Electric Co.	2.6%

Total Capital SA	2.6%

Gilead Sciences Inc.	2.6%

Simon Property Group LP	2.5%
*Securities	are listed by issuer, which may appear by another name in the SOI.

2021 Maturity Index was enhanced primarily by our overweighted allocations to the investment-grade and high-yield corporate credit sectors, although security selection within both sectors detracted from returns. Our allocation to taxable municipal bonds also contributed to performance, although this effect was partially offset by security selection within the sector. In contrast, our overweighted duration positioning was the primary detractor from performance.

At period-end, we remained focused on investment-grade corporate credit exposures in the portfolio and maintained an overweighting to the sector compared with the index. We focused on the sector based on our belief that valuations remain relatively attractive on a longer term basis and that the sector has potential for higher earnings. Conversely, we maintained an underweighted allocation to the US Treasury sector as valuations and income levels remain unattractive to us. Additionally, we maintained an overweighted position to the agency sector. Finally, we maintained a slightly longer duration in the portfolio compared with the index, driven largely by our focus on bonds with final maturity dates closer to the Fund’s predetermined maturity date.

Thank you for your participation in Franklin Payout 2021 Fund. We look forward to serving your future investment needs.

Roger A. Bayston, CFA

David Yuen, CFA, FRM

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of May 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

22	Annual Report

FRANKLIN PAYOUT 2021 FUND

Performance Summary as of May 31, 2018

The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 5/31/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%. Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

Advisor
1-Year	-0.65%	-0.65%

Since Inception (6/1/15)	+5.61%	+1.84%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

See page 25 for Performance Summary footnotes.

Annual Report	23

FRANKLIN PAYOUT 2021 FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Advisor Class (6/1/15–5/31/18)

See page 25 for Performance Summary footnotes.

24	Annual Report

FRANKLIN PAYOUT 2021 FUND

PERFORMANCE SUMMARY

Distributions (6/1/17–5/31/18)

Share Class	Net Investment Income
R6	$0.2259
Advisor	$0.2250

Total Annual Operating Expenses[5]
Share Class	With Waiver	Without Waiver
Advisor	0.45%	3.00%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will achieve the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 9/30/18. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Source: Morningstar. The Bloomberg Barclays US Government/Credit 2021 Maturity Index includes investment-grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2021.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

Annual Report	25

FRANKLIN PAYOUT 2021 FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expenses Paid During Period 12/1/17–5/31/18[1,2]	Ending Account Value 5/31/18	Expenses Paid During Period 12/1/17–5/31/18[1,2]	Net Annualized Expense Ratio[2]
R6	$1,000	$992.60	$1.49	$1,023.44	$1.51	0.30%
Advisor	$1,000	$992.50	$1.59	$1,023.34	$1.61	0.32%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

26	Annual Report

Franklin Payout 2022 Fund

This inaugural annual report for Franklin Payout 2022 Fund covers the period since the Fund’s inception on January 23, 2018, through May 31, 2018.

Your Fund’s Goals and Main Investments

The Fund seeks capital preservation and income with a predetermined maturity date. Under normal market conditions, the Fund invests predominantly in US dollar-denominated investment-grade debt securities and investments, including government and corporate debt securities and asset-backed securities and municipal securities.

Performance Overview

The Fund’s Advisor Class shares had a -0.60% cumulative total return for the period under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays US Government/Credit 2022 Maturity Index, had a -0.31%.1 The index includes investment-grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2022. You can find more of the Fund’s performance data in the Performance Summary beginning on page 29.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Investment Strategy

We focus on investment-grade securities and investments or in unrated securities and investments we determine are of comparable quality. Our focus on the portfolio’s credit quality is intended to reduce credit risk and help to preserve capital. We may invest a significant portion of the Fund’s assets in US dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors,

Portfolio Composition

Based on Total Net Assets as of 5/31/18

industries and issuers, to try to take advantage of varying sector reactions to economic events.

Although the Fund may invest in individual securities of any maturity, the Fund is a term fund and is managed to mature in 2022. Over time, the Fund’s duration and weighted average maturity will decline as 2022 approaches. In the later months of operation, when the debt securities held by the Fund mature, the proceeds from such securities will be held in cash, cash equivalents and money market instruments, including affiliated money market funds, or invested in short-term bonds. In early December 2022, the Fund is expected to consist almost entirely of cash, cash equivalents and money market instruments. The Fund is designed for investors who seek an investment with a payout schedule to help meet their retirement spending needs, particularly those who are nearing retirement or are in retirement. There is no guarantee the Fund will meet an investor’s retirement spending needs.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Manager’s Discussion

During the period under review, the Fund’s performance relative to the Bloomberg Barclays US Government/Credit

1. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 53.

Annual Report	27

FRANKLIN PAYOUT 2022 FUND

Maturity

5/31/18

% of Total Market Value

0 to 1 Year	2.0%

4 to 5 Years	93.8%

6 to 7 Years	2.8%

7 to 8 Years	1.4%

Top 10 Holdings*

5/31/18

Issue/Issuer	% of Total Net Assets

U.S. Treasury Note	9.4%

Federal Home Loan Bank (FHLB)	8.5%

JPMorgan Chase & Co.	2.9%

International Business Machines Corp.	2.8%

Metlife Inc.	2.8%

Swiss Re Treasury U.S. Corp.	2.8%

American Express Credit Account Master Trust	2.8%

United Parcel Service Inc.	2.8%

Walmart Inc.	2.8%

Caterpillar Financial Services Corp.	2.8%

*Securities are listed by issuer, which may appear by another name in the SOI.

2022 Maturity Index was hindered primarily by our overweighted allocations to the investment-grade corporate credit sector, as well as security selection within the sector. In contrast, our overweighted duration positioning contributed to performance.

At period-end, we remained focused on investment-grade corporate credit exposures in the portfolio and maintained an overweighting in the sector compared with the index. We focused on the sector based on our belief that valuations remain relatively attractive on a longer term basis and that the sector has the potential for higher earnings. Conversely, we maintained an underweighted allocation to the US Treasury sector as valuations and income levels remain unattractive to us. Additionally, we maintained an overweighted position to the agency sector. Finally, we maintained a slightly longer duration in the portfolio compared with the index, driven largely by our focus bonds with final maturity dates closer to the Fund’s predetermined maturity date.

Thank you for your participation in Franklin Payout 2022 Fund. We look forward to serving your future investment needs.

Roger A. Bayston, CFA

David Yuen, CFA, FRM

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of May 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

28	Annual Report

FRANKLIN PAYOUT 2022 FUND

Performance Summary as of May 31, 2018

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 5/31/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%. Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

Advisor
Since Inception (1/23/18)	-0.60%	-0.60%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

See page 30 for Performance Summary footnotes.

Annual Report	29

FRANKLIN PAYOUT 2022 FUND

PERFORMANCE SUMMARY

Total Annual Operating Expenses4

Share Class	With Waiver	Without Waiver

Advisor	0.45%	2.95%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will achieve the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 1/22/19. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

30	Annual Report

FRANKLIN PAYOUT 2022 FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value[1]	Ending Account Value 5/31/18	Expenses Paid During Period 1/23/18–5/31/18[2,3]	Ending Account Value 5/31/18	Expenses Paid During Period 12/1/17–5/31/18[2,3]	Net Annualized Expense Ratio[3]
R6	$1,000	$994.00	$1.05	$1,023.44	$1.51	0.30%
Advisor	$1,000	$994.00	$1.15	$1,023.29	$1.66	0.33%

1. January 23, 2018 for Actual; December 1, 2017 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period for Hypothetical expenses. For Actual expenses, the multiplier is 128/365 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

Annual Report	31

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Payout 2018 Fund

	Year Ended May 31,
	2018	2017	2016[a]

Class R6
Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.06	$10.08	$10.00

Income from investment operations[b]:

Net investment income[c]	0.14	0.14	0.14

Net realized and unrealized gains (losses)	(0.04)	(0.02)	0.04

Total from investment operations	0.10	0.12	0.18

Less distributions from:

Net investment income	(0.14)	(0.14)	(0.10)

Net realized gains	(—)[d]	—	—

Total distributions	(0.14)	(0.14)	(0.10)

Net asset value, end of year	$10.02	$10.06	$10.08

Total return	1.03%	1.20%	1.78%

Ratios to average net assets

Expenses before waiver and payments by affiliates	2.98%	3.02%	4.03%

Expenses net of waiver and payments by affiliates	0.30%	0.30%	0.29%

Net investment income	1.41%	1.41%	1.39%

Supplemental data

Net assets, end of year (000’s)	$1,770	$1,777	$1,781

Portfolio turnover rate	—%	5.81%	2.97%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

32	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Payout 2018 Fund (continued)

	Year Ended May 31,
	2018	2017	2016[a]

Advisor Class
Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.06	$10.08	$10.00

Income from investment operations[b]:

Net investment income[c]	0.14	0.14	0.14

Net realized and unrealized gains (losses)	(0.05)	(0.02)	0.04

Total from investment operations	0.09	0.12	0.18

Less distributions from:

Net investment income	(0.14)	(0.14)	(0.10)

Net realized gains	(—)[d]	—	—

Total distributions	(0.14)	(0.14)	(0.10)

Net asset value, end of year	$10.01	$10.06	$10.08

Total return	0.92%	1.20%	1.78%

Ratios to average net assets

Expenses before waiver and payments by affiliates	2.98%	3.02%	4.03%

Expenses net of waiver and payments by affiliates	0.31%	0.30%	0.29%

Net investment income	1.40%	1.41%	1.39%

Supplemental data

Net assets, end of year (000’s)	$1,770	$1,777	$1,781

Portfolio turnover rate	—%	5.81%	2.97%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

The accompanying notes are an integral part of these financial statements. | Annual Report	33

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, May 31, 2018

Franklin Payout 2018 Fund

	Country/ Organization	Principal Amount*	Value

Corporate Bonds 72.1%
Automobiles & Components 2.8%
Toyota Motor Credit Corp., senior note, 2.00%, 10/24/18	United States	$100,000	$99,851

Banks 19.8%
Bank of America Corp., senior note, 6.875%, 11/15/18	United States	100,000	101,913
Bank of Nova Scotia, senior note, 2.05%, 10/30/18	Canada	100,000	99,863
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC, senior note, 2.40%, 12/12/18	France	100,000	99,955
Citigroup Inc., senior note, 2.50%, 9/26/18	United States	100,000	100,005
HSBC USA Inc., senior note, 2.625%, 9/24/18	United States	100,000	100,050
KeyCorp., senior note, 2.30%, 12/13/18	United States	50,000	49,929
Royal Bank of Canada, secured note, 2.00%, 10/01/18	Canada	100,000	99,852
Suntrust Banks Inc., senior note, 2.35%, 11/01/18	United States	50,000	49,961

			701,528

Capital Goods 7.1%
Caterpillar Financial Services Corp., senior note, 1.80%, 11/13/18	United States	100,000	99,699
John Deere Capital Corp., senior note, 1.95%, 12/13/18	United States	100,000	99,860
Lockheed Martin Corp., senior note, 1.85%, 11/23/18	United States	50,000	49,814

			249,373

Consumer Services 2.8%
Starbucks Corp., senior note, 2.00%, 12/05/18	United States	100,000	99,760

Diversified Financials 2.8%
Morgan Stanley, senior note, 2.20%, 12/07/18	United States	100,000	99,855

Energy 8.5%
Apache Corp., senior note, 6.90%, 9/15/18	United States	50,000	50,604
Devon Energy Corp., senior note, 2.25%, 12/15/18	United States	50,000	49,749
ONEOK Partners LP, senior note, 3.20%, 9/15/18	United States	50,000	50,070
Shell International Finance BV, senior note, 2.00%, 11/15/18	Netherlands	100,000	99,830
Spectra Energy Partners LP, senior note, 2.95%, 9/25/18	United States	50,000	50,024

			300,277

Food & Staples Retailing 1.5%
Kroger Co., senior bond, 6.80%, 12/15/18	United States	50,000	51,155

Food, Beverage & Tobacco 4.3%
Altria Group Inc., senior note, 9.70%, 11/10/18	United States	50,000	51,490
The Coca-Cola Co., senior note, 1.65%, 11/01/18	United States	100,000	99,699

			151,189

Health Care Equipment & Services 2.8%
CVS Health Corp., senior note, 2.25%, 12/05/18	United States	50,000	49,911
Laboratory Corp. of America Holdings, senior note, 2.50%, 11/01/18	United States	50,000	50,000

			99,911

Household & Personal Products 2.8%
The Procter & Gamble Co., senior note, 1.60%, 11/15/18	United States	100,000	99,716

Materials 2.8%
Monsanto Co., senior note, 1.85%, 11/15/18	United States	50,000	49,871
Praxair Inc., senior note, 1.25%, 11/07/18	United States	50,000	49,748

			99,619

Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Abbvie Inc., senior note, 2.00%, 11/06/18	United States	50,000	49,878

34	Annual Report

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Payout 2018 Fund (continued)

	Country/ Organization	Principal Amount*	Value

	Corporate Bonds (continued)
Semiconductors & Semiconductor Equipment 1.4%
Maxim Integrated Products Inc., senior note, 2.50%, 11/15/18	United States	$50,000	$49,950

Technology Hardware & Equipment 1.4%
Tyco Electronics Group SA, senior note, 2.375%, 12/17/18	Switzerland	50,000	49,944

Telecommunication Services 1.4%
AT&T Inc., senior note, 2.375%, 11/27/18	United States	50,000	49,992

Utilities 8.5%
Berkshire Hathaway Energy Co., senior note, 2.00%, 11/15/18	United States	50,000	49,899
[a] Dominion Energy Inc., senior note, 144A, 1.875%, 12/15/18	United States	50,000	49,793
Duke Energy Carolinas LLC, secured note, 7.00%, 11/15/18	United States	100,000	101,921
Georgia Power Co., senior note, 1.95%, 12/01/18	United States	100,000	99,661

			301,274

Total Corporate Bonds (Cost $2,560,273)			2,553,272

Foreign Government and Agency Securities (Cost $99,874) 2.8%
European Investment Bank, senior note, 1.625%, 12/18/18	Supranational[b]	100,000	99,652

U.S. Government and Agency Securities 17.1%
FHLB, 3.75%, 12/14/18	United States	125,000	126,074
FNMA, 1.625%, 11/27/18	United States	175,000	174,609
U.S. Treasury Note,
1.375%, 12/31/18	United States	130,000	129,429
1.50%, 12/31/18	United States	175,000	174,357

Total U.S. Government and Agency Securities (Cost $607,314)			604,469

Total Investments before Short Term Investments (Cost $3,267,461)			3,257,393

		Shares

Short Term Investments (Cost $288,521) 8.2%

Money Market Funds 8.2%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 1.40%	United States	288,521	288,521

Total Investments (Cost $3,555,982) 100.2%			3,545,914

Other Assets, less Liabilities (0.2)%			(6,514)

Net Assets 100.0%			$3,539,400

See Abbreviations on page 70.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At May 31, 2018, the value of this security was $49,793, representing 1.4% of net assets.

bA supranational organization is an entity formed by two or more central governments through international treaties.

cSee Note 3(d) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day effective yield at period end.

The accompanying notes are an integral part of these financial statements. | Annual Report	35

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Payout 2019 Fund

	Year Ended May 31,
	2018	2017	2016[a]

Class R6
Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.13	$10.16	$10.00

Income from investment operations[b]:

Net investment income[c]	0.19	0.18	0.18

Net realized and unrealized gains (losses)	(0.15)	(0.03)	0.10

Total from investment operations	0.04	0.15	0.28

Less distributions from:

Net investment income	(0.18)	(0.18)	(0.12)

Net realized gains	(—)[d]	—	—

Total distributions	(0.18)	(0.18)	(0.12)

Net asset value, end of year	$ 9.99	$10.13	$10.16

Total return	0.45%	1.52%	2.85%

Ratios to average net assets

Expenses before waiver and payments by affiliates	2.60%	2.66%	3.57%

Expenses net of waiver and payments by affiliates	0.30%	0.30%	0.29%

Net investment income	1.88%	1.81%	1.80%

Supplemental data

Net assets, end of year (000’s)	$2,022	$2,051	$2,057

Portfolio turnover rate	1.29%	—%	—%[e]

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eRounds to less than 0.01%.

36	Annual Report | The accompanying notes are an integral part of these financial statements

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Payout 2019 Fund (continued)

	Year Ended May 31,
	2018	2017	2016[a]

Advisor Class
Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.13	$10.16	$10.00

Income from investment operations[b]:

Net investment income[c]	0.19	0.18	0.18

Net realized and unrealized gains (losses)	(0.15)	(0.03)	0.10

Total from investment operations	0.04	0.15	0.28

Less distributions from:

Net investment income	(0.18)	(0.18)	(0.12)

Net realized gains	(—)[d]	—	—

Total distributions	(0.18)	(0.18)	(0.12)

Net asset value, end of year	$ 9.99	$10.13	$10.16

Total return	0.44%	1.52%	2.85%

Ratios to average net assets

Expenses before waiver and payments by affiliates	2.60%	2.66%	3.57%

Expenses net of waiver and payments by affiliates	0.31%	0.30%	0.29%

Net investment income	1.87%	1.81%	1.80%

Supplemental data

Net assets, end of year (000’s)	$2,022	$2,051	$2,057

Portfolio turnover rate	1.29%	—%	—%[e]

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eRounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements. | Annual Report	37

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, May 31, 2018

Franklin Payout 2019 Fund

	Country	Principal Amount*	Value
Corporate Bonds 76.8%
Banks 14.8%
Bank of Nova Scotia, secured note, 2.125%, 9/11/19	Canada	$100,000	$ 99,359
HSBC USA Inc., senior note, 2.375%, 11/13/19	United States	100,000	99,542
JPMorgan Chase & Co., senior note, 2.20%, 10/22/19	United States	100,000	99,294
Royal Bank of Canada, secured note, 2.20%, 9/23/19	Canada	100,000	99,382
The Toronto-Dominion Bank, senior note, 2.25%, 11/05/19	Canada	100,000	99,458
Westpac Banking Corp., senior note, 4.875%, 11/19/19	Australia	100,000	102,815

			599,850

Capital Goods 15.0%
Boeing Capital Corp., senior note, 4.70%, 10/27/19	United States	100,000	102,897
Caterpillar Financial Services Corp., senior note, 2.25%, 12/01/19	United States	100,000	99,343
Deere & Co., senior note, 4.375%, 10/16/19	United States	100,000	102,042
Emerson Electric Co., senior bond, 4.875%, 10/15/19	United States	100,000	102,849
General Electric Co., senior secured note, first lien, 2.10%, 12/11/19	United States	100,000	99,065
Lockheed Martin Corp., senior note, 4.25%, 11/15/19	United States	100,000	102,143

			608,339

Commercial & Professional Services 1.3%
Republic Services Inc., senior note, 5.50%, 9/15/19	United States	50,000	51,702

Diversified Financials 5.0%
Goldman Sachs Group Inc., senior note, 2.55%, 10/23/19	United States	100,000	99,644
Morgan Stanley, senior note, 5.625%, 9/23/19	United States	100,000	103,556

			203,200

Energy 8.6%
Chevron Corp., senior note, 2.193%, 11/15/19	United States	100,000	99,372
Enterprise Products Operating LLC, senior note, 2.55%, 10/15/19	United States	50,000	49,686
Equinor ASA, senior note, 2.25%, 11/08/19	Norway	100,000	99,374
Kinder Morgan Inc., senior note, 3.05%, 12/01/19	United States	50,000	50,022
Plains All American Pipeline LP/PAA Finance Corp., senior note, 2.60%, 12/15/19	United States	50,000	49,614

			348,068

Food & Staples Retailing 3.7%
Costco Wholesale Corp., senior note, 1.70%, 12/15/19	United States	100,000	98,765
Walgreens Boots Alliance Inc., senior note, 2.70%, 11/18/19	United States	50,000	49,930

			148,695

Food, Beverage & Tobacco 3.9%
Anheuser-Busch InBev Worldwide Inc., senior note, 6.875%, 11/15/19	Belgium	100,000	105,725
Mead Johnson Nutrition Co., senior note, 4.90%, 11/01/19	United Kingdom	50,000	51,430

			157,155

Health Care Equipment & Services 5.7%
Abbott Laboratories, senior note, 2.35%, 11/22/19	United States	32,000	31,829
Becton Dickinson and Co., senior note, 2.675%, 12/15/19	United States	50,000	49,742
UnitedHealth Group Inc., senior note, 2.30%, 12/15/19	United States	100,000	99,430
Zimmer Biomet Holdings Inc., senior bond, 4.625%, 11/30/19	United States	50,000	51,145

			232,146

Materials 3.7%
Eastman Chemical Co., senior bond, 5.50%, 11/15/19	United States	50,000	51,792
PPG Industries Inc., senior note, 2.30%, 11/15/19	United States	100,000	99,385

			151,177

38	Annual Report

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Payout 2019 Fund (continued)

		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Media 2.5%
[a]	Discovery Communications LLC, senior note, 144A, 2.75%, 11/15/19	United States	$50,000	$49,829
	Viacom Inc., senior note, 2.75%, 12/15/19	United States	50,000	49,641

				99,470

	Pharmaceuticals, Biotechnology & Life Sciences 2.5%
	Johnson & Johnson, senior note, 1.875%, 12/05/19	United States	100,000	99,052

	Real Estate 1.3%
	Weyerhaeuser Co., senior note, 7.375%, 10/01/19	United States	50,000	52,756

	Telecommunication Services 1.3%
	AT&T Inc., senior note, 5.875%, 10/01/19	United States	50,000	51,959

	Utilities 7.5%
	Dominion Energy Inc., senior note, 2.50%, 12/01/19	United States	50,000	49,637
	DTE Energy Co., senior note, 2.40%, 12/01/19	United States	50,000	49,506
	Georgia Power Co., senior note, 4.25%, 12/01/19	United States	100,000	102,013
	Progress Energy Inc., senior bond, 4.875%, 12/01/19	United States	50,000	51,264
	Public Service Electric and Gas Co., secured note, 2.00%, 8/15/19	United States	50,000	49,553

				301,973

	Total Corporate Bonds (Cost $3,128,722)			3,105,542

	U.S. Government and Agency Securities 17.6%
	FFCB, 1.95%, 12/17/19	United States	150,000	149,008
	FHLB,
	1.25%, 12/13/19	United States	160,000	157,196
	2.375%, 12/13/19	United States	210,000	209,888
	FNMA, 1.75%, 11/26/19	United States	200,000	198,254

	Total U.S. Government and Agency Securities (Cost $722,312)			714,346

	Total Investments before Short Term Investments (Cost $3,851,034)			3,819,888

			Shares

	Short Term Investments (Cost $225,829) 5.6%

	Money Market Funds 5.6%
[b,c]	Institutional Fiduciary Trust Money Market Portfolio, 1.40%	United States	225,829	225,829

	Total Investments (Cost $4,076,863) 100.0%			4,045,717

	Other Assets, less Liabilities (0.0)%†			(1,602)

	Net Assets 100.0%			$4,044,115

Annual Report	39

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Payout 2019 Fund (continued)

See Abbreviations on page 70.

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At May 31, 2018, the value of this security was $49,829, representing 1.2% of net assets.

bSee Note 3(d) regarding investments in affiliated management investment companies.

cThe rate shown is the annualized seven-day effective yield at period end.

40	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Payout 2020 Fund

	Year Ended May 31,
	2018	2017	2016[a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.17	$10.17	$10.00

Income from investment operations[b]:

Net investment income[c]	0.20	0.21	0.20

Net realized and unrealized gains (losses)	(0.22)	(0.01)	0.11

Total from investment operations	(0.02)	0.20	0.31

Less distributions from net investment income	(0.20)	(0.20)	(0.14)

Net asset value, end of year	$9.95	$10.17	$10.17

Total return	(0.18)%	1.99%	3.10%

Ratios to average net assets

Expenses before waiver and payments by affiliates	2.74%	2.72%	3.59%

Expenses net of waiver and payments by affiliates	0.30%	0.30%	0.29%

Net investment income	2.03%	2.02%	2.01%

Supplemental data

Net assets, end of year (000’s)	$2,018	$2,062	$2,061

Portfolio turnover rate	—%	1.28%	4.23%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

The accompanying notes are an integral part of these financial statements. | Annual Report	41

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Payout 2020 Fund (continued)

	Year Ended May 31,
	2018	2017	2016[a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.17	$10.17	$10.00

Income from investment operations[b]:

Net investment income[c]	0.20	0.21	0.20

Net realized and unrealized gains (losses)	(0.22)	(0.01)	0.11

Total from investment operations	(0.02)	0.20	0.31

Less distributions from net investment income	(0.20)	(0.20)	(0.14)

Net asset value, end of year	$ 9.95	$10.17	$10.17

Total return	(0.18)%	2.00%	3.10%

Ratios to average net assets

Expenses before waiver and payments by affiliates	2.74%	2.72%	3.59%

Expenses net of waiver and payments by affiliates	0.31%	0.30%	0.29%

Net investment income	2.02%	2.02%	2.01%

Supplemental data

Net assets, end of year (000’s)	$2,018	$2,062	$2,061

Portfolio turnover rate	—%	1.28%	4.23%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

42	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, May 31, 2018

Franklin Payout 2020 Fund

	Country/ Organization	Principal Amount*	Value
Corporate Bonds 74.2%
Banks 5.0%
Bank of America Corp., senior note, 2.625%, 10/19/20	United States	$ 100,000	$99,114
JPMorgan Chase & Co., senior note, 4.25%, 10/15/20	United States	100,000	102,462

			201,576

Capital Goods 11.2%
Boeing Co., senior note, 1.65%, 10/30/20	United States	100,000	97,684
Caterpillar Financial Services Corp., senior note, 2.50%, 11/13/20	United States	100,000	99,033
Emerson Electric Co., senior bond, 4.25%, 11/15/20	United States	100,000	103,038
Lockheed Martin Corp., senior note, 2.50%, 11/23/20	United States	50,000	49,450
Raytheon Co., senior note, 3.125%, 10/15/20	United States	100,000	100,737

			449,942

Consumer Services 2.5%
Carnival Corp., senior note, 3.95%, 10/15/20	United States	50,000	51,135
Yum! Brands Inc., senior bond, 3.875%, 11/01/20	United States	50,000	49,937

			101,072

Diversified Financials 5.1%
Morgan Stanley, senior note, 5.50%, 7/24/20	United States	100,000	104,883
Northern Trust Corp., senior note, 3.45%, 11/04/20	United States	100,000	101,475

			206,358

Energy 11.4%
Energy Transfer Partners LP, senior note, 4.15%, 10/01/20	United States	50,000	50,800
Enterprise Products Operating LLC, senior note, 5.20%, 9/01/20	United States	50,000	52,502
Equinor ASA, senior note, 2.90%, 11/08/20	Norway	100,000	99,955
Kinder Morgan Energy Partners LP, senior bond, 5.30%, 9/15/20	United States	50,000	52,092
Pride International Inc., senior bond, 6.875%, 8/15/20	United States	50,000	52,750
TransCanada PipeLines Ltd., senior bond, 3.80%, 10/01/20	Canada	100,000	101,578
Williams Partners LP, senior note, 4.125%, 11/15/20	United States	50,000	50,831

			460,508

Food, Beverage & Tobacco 7.6%
Coca Cola Co., senior note, 3.15%, 11/15/20	United States	100,000	101,173
Hershey Co., senior note, 4.125%, 12/01/20	United States	100,000	103,416
PepsiCo Inc., senior bond, 3.125%, 11/01/20	United States	100,000	100,931

			305,520

Health Care Equipment & Services 6.3%
Becton Dickinson and Co., senior note, 3.25%, 11/12/20	United States	50,000	49,836
Cigna Corp., senior bond, 4.375%, 12/15/20	United States	50,000	51,341
Laboratory Corp. of America Holdings, senior note, 4.625%, 11/15/20	United States	50,000	51,538
UnitedHealth Group Inc., senior note, 3.875%, 10/15/20	United States	100,000	102,004

			254,719

Household & Personal Products 2.5%
Colgate-Palmolive Co., senior note, 2.95%, 11/01/20	United States	100,000	100,581

Insurance 8.9%
AEGON Funding Co. LLC, senior bond, 5.75%, 12/15/20	Netherlands	100,000	106,046
Berkshire Hathaway Finance Corp., senior note, 2.90%, 10/15/20	United States	100,000	100,664
Prudential Financial Inc., senior note, 4.50%, 11/15/20	United States	50,000	51,830
Travelers Cos. Inc., senior note, 3.90%, 11/01/20	United States	100,000	101,953

			360,493

Annual Report	43

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Payout 2020 Fund (continued)

		Country/ Organization	Principal Amount*	Value

	Corporate Bonds (continued)
	Materials 2.1%
	The Dow Chemical Co., senior bond, 4.25%, 11/15/20	United States	$31,000	$31,872
[a] Georgia-Pacific LLC, senior note, 144A, 5.40%, 11/01/20		United States	50,000	52,653

				84,525

	Media 1.3%
	21st Century Fox America Inc., senior bond, 5.65%, 8/15/20	United States	50,000	52,762

	Pharmaceuticals, Biotechnology & Life Sciences 2.5%
	Amgen Inc., senior note, 3.45%, 10/01/20	United States	50,000	50,504
	Celgene Corp., senior bond, 3.95%, 10/15/20	United States	50,000	50,863

				101,367

	Technology Hardware & Equipment 0.2%
	HP Inc., senior note, 3.75%, 12/01/20	United States	9,000	9,119

	Utilities 7.6%
	Alabama Power Co., senior note, 3.375%, 10/01/20	United States	100,000	101,046
	Exelon Corp., senior note, 5.15%, 12/01/20	United States	50,000	51,960
	Exelon Generation Co. LLC, senior bond, 4.00%, 10/01/20	United States	50,000	50,901
	Pacific Gas & Electric Co., senior note, 3.50%, 10/01/20	United States	100,000	100,830

				304,737

	Total Corporate Bonds (Cost $3,024,823)			2,993,279

	Foreign Government and Agency Securities 4.9%
	Inter-American Development Bank, senior note, 2.125%, 11/09/20	Supranational[b]	100,000	98,767
	International Bank for Reconstruction and Development, senior note, 2.125%, 11/01/20	Supranational[b]	100,000	98,799

	Total Foreign Government and Agency Securities (Cost $201,141)			197,566

	U.S. Government and Agency Securities 17.2%
	FHLB, 3.125%, 12/11/20	United States	200,000	202,696
	U.S. Treasury Note,
	2.625%, 11/15/20	United States	145,000	145,408
	2.00%, 11/30/20	United States	145,000	143,244
	2.375%, 12/31/20	United States	205,000	204,296

	Total U.S. Government and Agency Securities (Cost $708,038)			695,644

	Total Investments before Short Term Investments (Cost $3,934,002)			3,886,489

			Shares
	Short Term Investments (Cost $151,792) 3.8%

	Money Market Funds 3.8%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 1.40%	United States	151,792	151,792

	Total Investments (Cost $4,085,794) 100.1%			4,038,281
	Other Assets, less Liabilities (0.1)%			(2,475)

	Net Assets 100.0%			$4,035,806

44	Annual Report

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Payout 2020 Fund (continued)

See Abbreviations on page 70.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At May 31, 2018, the value of this security was $52,653, representing 1.3% of net assets.

bA supranational organization is an entity formed by two or more central governments through international treaties.

cSee Note 3(d) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day effective yield at period end.

The accompanying notes are an integral part of these financial statements. | Annual Report	45

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Payout 2021 Fund

	Year Ended May 31,
	2018	2017	2016[a]
Class R6

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.25	$10.30	$10.00

Income from investment operations[b]:

Net investment income[c]	0.23	0.23	0.22

Net realized and unrealized gains (losses)	(0.29)	(0.06)	0.23

Total from investment operations	(0.06)	0.17	0.45

Less distributions from net investment income	(0.23)	(0.22)	(0.15)

Net asset value, end of year	$9.96	$10.25	$10.30

Total return	(0.65)%	1.68%	4.55%

Ratios to average net assets

Expenses before waiver and payments by affiliates	2.50%	2.85%	3.56%

Expenses net of waiver and payments by affiliates	0.30%	0.30%	0.29%

Net investment income	2.25%	2.22%	2.21%

Supplemental data

Net assets, end of year (000’s)	$2,022	$2,081	$2,090

Portfolio turnover rate	—%	—%	—%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

46	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Payout 2021 Fund (continued)

	Year Ended May 31,
	2018	2017	2016[a]
Advisor Class

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.25	$10.30	$10.00

Income from investment operations[b]:

Net investment income[c]	0.23	0.23	0.22

Net realized and unrealized gains (losses)	(0.29)	(0.06)	0.23

Total from investment operations.	(0.06)	0.17	0.45

Less distributions from net investment income	(0.23)	(0.22)	(0.15)

Net asset value, end of year	$ 9.96	$10.25	$10.30

Total return	(0.65)%	1.69%	4.55%

Ratios to average net assets

Expenses before waiver and payments by affiliates	2.50%	2.85%	3.56%

Expenses net of waiver and payments by affiliates	0.31%	0.30%	0.29%

Net investment income	2.23%	2.22%	2.21%

Supplemental data

Net assets, end of year (000’s)	$2,022	$2,081	$2,090

Portfolio turnover rate	—%	—%	—%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

The accompanying notes are an integral part of these financial statements. | Annual Report	47

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, May 31, 2018

Franklin Payout 2021 Fund

	Country/ Organization	Principal Amount*	Value
Corporate Bonds 71.3%
Capital Goods 9.9%
The Boeing Co., senior note, 2.35%, 10/30/21	United States	$100,000	$98,164
Emerson Electric Co., senior note, 2.625%, 12/01/21	United States	100,000	98,647
General Electric Co., senior note, 4.65%, 10/17/21	United States	100,000	104,361
John Deere Capital Corp., senior bond, 3.15%, 10/15/21	United States	100,000	100,459

			401,631

Consumer Services 2.4%
Marriott International Inc., senior note, N, 3.125%, 10/15/21	United States	50,000	49,767
Yum! Brands Inc., senior bond, 3.75%, 11/01/21	United States	50,000	49,562

			99,329

Diversified Financials 5.0%
Bank of New York Mellon Corp., senior note, 3.55%, 9/23/21	United States	100,000	101,349
Berkshire Hathaway Inc., senior note, 3.75%, 8/15/21	United States	100,000	102,512

			203,861

Energy 11.3%
BP Capital Markets PLC, senior note, 3.561%, 11/01/21	United Kingdom	100,000	101,614
Equinor ASA, senior note, 2.75%, 11/10/21	Norway	100,000	99,118
Halliburton Co., senior bond, 3.25%, 11/15/21	United States	100,000	100,568
Total Capital SA, senior bond, 4.25%, 12/15/21	France	100,000	103,954
Williams Partners LP, senior note, 4.00%, 11/15/21	United States	50,000	50,579

			455,833

Food & Staples Retailing 2.5%
The Kroger Co., senior note, 2.95%, 11/01/21	United States	50,000	49,398
Walgreens Boots Alliance Inc., senior note, 3.30%, 11/18/21	United States	50,000	49,988

			99,386

Food, Beverage & Tobacco 3.7%
General Mills Inc., senior bond, 3.15%, 12/15/21	United States	50,000	49,598
Philip Morris International Inc., senior note, 2.90%, 11/15/21	United States	100,000	99,611

			149,209

Health Care Equipment & Services 3.8%
Express Scripts Holding Co., senior note, 4.75%, 11/15/21	United States	50,000	51,876
UnitedHealth Group Inc., senior note, 3.375%, 11/15/21	United States	100,000	101,223

			153,099

Insurance 1.3%
Prudential Financial Inc., senior note, 4.50%, 11/16/21	United States	50,000	52,047

Materials 4.8%
Air Products & Chemicals Inc., senior note, 3.00%, 11/03/21	United States	100,000	99,935
The Dow Chemical Co., senior bond, 4.125%, 11/15/21	United States	50,000	51,191
Ecolab Inc., senior note, 4.35%, 12/08/21	United States	40,000	41,632

			192,758

Pharmaceuticals, Biotechnology & Life Sciences 6.3%
Gilead Sciences Inc., senior note, 4.40%, 12/01/21	United States	100,000	103,857
Johnson & Johnson, senior note, 2.45%, 12/05/21	United States	100,000	99,221
PerkinElmer Inc., senior note, 5.00%, 11/15/21	United States	50,000	52,431

			255,509

48	Annual Report

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Payout 2021 Fund (continued)

		Country/ Organization	Principal Amount*	Value
	Corporate Bonds (continued)
	Real Estate 3.9%
	American Tower Corp., senior note, 5.90%, 11/01/21	United States	$50,000	$53,812
	Simon Property Group LP, senior bond, 4.125%, 12/01/21	United States	100,000	102,643

				156,455

	Semiconductors & Semiconductor Equipment 2.5%
	Intel Corp., senior note, 3.30%, 10/01/21	United States	100,000	101,331

	Software & Services 2.5%
	International Business Machines Corp., senior note, 2.90%, 11/01/21	United States	100,000	99,392

	Technology Hardware & Equipment 2.7%
	Thomas & Betts Corp., senior bond, 5.625%, 11/15/21	United States	100,000	107,918

	Telecommunication Services 3.8%
[a]	Telstra Corp. Ltd., senior bond, 144A, 4.80%, 10/12/21	Australia	100,000	104,388
	Verizon Communications Inc., senior note, 3.00%, 11/01/21	United States	50,000	49,749

				154,137

	Transportation 1.2%
	Norfolk Southern Corp., senior bond, 3.25%, 12/01/21	United States	50,000	50,059

	Utilities 3.7%
	Baltimore Gas & Electric Co., senior note, 3.50%, 11/15/21	United States	50,000	50,588
	Pacific Gas & Electric Co., senior note, 3.25%, 9/15/21	United States	100,000	99,333

				149,921

	Total Corporate Bonds (Cost $2,917,006)			2,881,875

	Foreign Government and Agency Securities (Cost $100,099) 2.4%
	European Investment Bank, senior note, 2.125%, 10/15/21	Supranational[b]	100,000	97,836

	U.S. Government and Agency Securities 17.5%
	FFCB, 2.00%, 12/01/21	United States	200,000	195,683
	FHLB, 2.625%, 12/10/21	United States	200,000	198,164
	U.S. Treasury Note,
	1.875%, 11/30/21	United States	160,000	156,118
	2.125%, 12/31/21	United States	160,000	157,322

	Total U.S. Government and Agency Securities
	(Cost $722,347)			707,287

	Municipal Bonds (Cost $109,865) 2.7%
	California State GO, Various Purpose, 5.70%, 11/01/21	United States	100,000	109,134

	Total Investments before Short Term Investments (Cost $3,849,317)			3,796,132

			Shares

	Short Term Investments (Cost $258,523) 6.4%

	Money Market Funds 6.4%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 1.40%	United States	258,523	258,523

	Total Investments (Cost $4,107,840) 100.3%			4,054,655
	Other Assets, less Liabilities (0.3)%			(11,414)

	Net Assets 100.0%			$4,043,241

. Annual Report	49

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Payout 2021 Fund (continued)

See Abbreviations on page 70.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At May 31, 2018, the value of this security was $104,388, representing 2.6% of net assets.

bA supranational organization is an entity formed by two or more central governments through international treaties.

cSee Note 3(d) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day effective yield at period end.

50	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Payout 2022 Fund

Year Ended May 31, 2018[a]
Class R6

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.00

Income from investment operations[b]:

Net investment income[c]	0.08

Net realized and unrealized gains (losses)	(0.14)

Total from investment operations	(0.06)

Net asset value, end of year	$ 9.94

Total return[d]	(0.60)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	4.58%

Expenses net of waiver and payments by affiliates	0.30%

Net investment income	2.36%

Supplemental data

Net assets, end of year (000’s)	$1,739

Portfolio turnover rate	—%

aFor the period January 23, 2018 (commencement of operations) to May 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

The accompanying notes are an integral part of these financial statements. | Annual Report	51

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Payout 2022 Fund (continued)

Year Ended May 31, 2018[a]
Advisor Class

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.00

Income from investment operations[b]:

Net investment income[c]	0.08

Net realized and unrealized gains (losses)	(0.14)

Total from investment operations	(0.06)

Net asset value, end of year	$9.94

Total return[d]	(0.60)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	4.58%

Expenses net of waiver and payments by affiliates	0.33%

Net investment income	2.33%

Supplemental data

Net assets, end of year (000’s)	$1,739

Portfolio turnover rate	—%

aFor the period January 23, 2018 (commencement of operations) to May 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

52	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, May 31, 2018

Franklin Payout 2022 Fund

		Country/ Organization	Principal Amount*	Value
	Corporate Bonds 70.0%
	Banks 9.8%
	Bank of America Corp., senior note, 2.503%, 10/21/22	United States	$100,000	$ 95,912
	Bank of Montreal, senior note, 2.55%, 11/06/22	Canada	100,000	96,711
	Citigroup Inc., senior note, 2.70%, 10/27/22	United States	50,000	48,270
	JPMorgan Chase & Co., senior note, 3.25%, 9/23/22	United States	100,000	99,336

				340,229

	Capital Goods 9.7%
	Caterpillar Financial Services Corp., senior note, 2.55%, 11/29/22	United States	100,000	97,176
	General Dynamics Corp., senior bond, 2.25%, 11/15/22	United States	100,000	96,052
	General Electric Co., senior note, 2.70%, 10/09/22	United States	100,000	97,134
	Raytheon Co., senior bond, 2.50%, 12/15/22	United States	50,000	48,611

				338,973

	Commercial & Professional Services 1.4%
	Equifax Inc., senior note, 3.30%, 12/15/22	United States	50,000	49,263

	Diversified Financials 2.8%
	American Express Co., senior note, 2.65%, 12/02/22	United States	100,000	96,533

	Energy 5.6%
[a]	APT Pipelines Ltd., senior note, 144A, 3.875%, 10/11/22	Australia	50,000	50,211
	ONEOK Partners LP, senior bond, 3.375%, 10/01/22	United States	50,000	49,528
[a]	Schlumberger Finance Canada Ltd., senior note, 144A, 2.65%, 11/20/22	United States	100,000	97,144

				196,883

	Food & Staples Retailing 2.8%
	Walmart Inc., senior note, 2.35%, 12/15/22	United States	100,000	97,213

	Food, Beverage & Tobacco 2.8%
	Philip Morris International Inc., senior note, 2.50%, 11/02/22	United States	100,000	96,441

	Health Care Equipment & Services 2.8%
	UnitedHealth Group Inc., senior note, 2.375%, 10/15/22	United States	100,000	96,491

	Household & Personal Products 2.8%
	Colgate-Palmolive Co., senior note, 2.25%, 11/15/22	United States	100,000	96,891

	Insurance 8.4%
[a]	Massmutual Global Funding II, secured note, 144A, 2.50%, 10/17/22	United States	100,000	96,955
	Metlife Inc., senior bond, 3.048%, 12/15/22	United States	100,000	98,546
[a]	Swiss Re Treasury U.S. Corp., senior note, 144A, 2.875%, 12/06/22	Switzerland	100,000	97,935

				293,436

	Materials 1.4%
	The Dow Chemical Co., senior bond, 3.00%, 11/15/22	United States	50,000	48,988

	Media 2.8%
	The Walt Disney Co., senior bond, 2.35%, 12/01/22	United States	100,000	96,541

	Pharmaceuticals, Biotechnology & Life Sciences 1.4%
	AbbVie Inc., senior note, 2.90%, 11/06/22	United States	50,000	48,851

	Real Estate 1.4%
	Realty Income Corp., senior bond, 3.25%, 10/15/22	United States	50,000	49,413

	Software & Services 4.3%
	Fiserv Inc., senior bond, 3.50%, 10/01/22	United States	50,000	50,077
	International Business Machines Corp., senior note, 2.875%, 11/09/22	United States	100,000	98,576

				148,653

Annual Report	53

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Payout 2022 Fund (continued)

		Country/ Organization	Principal Amount*	Value
	Corporate Bonds (continued)
	Technology Hardware & Equipment 1.4%
	NetApp Inc., senior bond, 3.25%, 12/15/22	United States	$50,000	$48,958

	Telecommunication Services 1.4%
	Verizon Communications Inc., senior note, 2.45%, 11/01/22	United States	50,000	47,912

	Transportation 2.8%
	United Parcel Service Inc., senior bond, 2.45%, 10/01/22	United States	100,000	97,352

	Utilities 4.2%
	AEP Texas Inc., senior note, 2.40%, 10/01/22	United States	50,000	48,185
	NiSource Inc., senior note, 2.65%, 11/17/22	United States	50,000	48,337
	Public Service Enterprise Group Inc., senior note, 2.65%, 11/15/22	United States	50,000	48,282

				144,804

	Total Corporate Bonds (Cost $2,478,672)			2,433,825

	Foreign Government and Agency Securities 5.5%
	International Bank for Reconstruction and Development, senior note, 1.875%, 10/07/22	Supranational[b]	100,000	96,160
	International Finance Corp., 2.00%, 10/24/22	Supranational[b]	100,000	96,626

	Total Foreign Government and Agency Securities (Cost $194,719)			192,786

	U.S. Government and Agency Securities 17.9%
	FHLB,
	1.875%, 12/09/22	United States	150,000	144,450
	2.50%, 12/09/22	United States	150,000	148,584
	U.S. Treasury Note,
	1.625%, 11/15/22	United States	170,000	162,599
	2.00%, 11/30/22	United States	170,000	165,258

	Total U.S. Government and Agency Securities (Cost $623,298)			620,891

	Commercial Mortgage-Backed Securities 4.2%
	Diversified Financials 4.2%
	American Express Credit Account Master Trust, 2017-7, A, 2.35%, 5/15/25	United States	100,000	97,483
	Capital One Multi-Asset Execution Trust, 2017-A6, A6, 2.29%, 7/15/25	United States	50,000	48,472

	Total Commercial Mortgage-Backed Securities (Cost $147,176)			145,955

	Total Investments before Short Term Investments (Cost $3,443,865)			3,393,457

			Shares

	Short Term Investments (Cost $35,244) 1.0%

	Money Market Funds 1.0%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 1.40%	United States	35,244	35,244

	Total Investments (Cost $3,479,109) 98.6%			3,428,701

	Other Assets, less Liabilities 1.4%			49,458

	Net Assets 100.0%			$3,478,159

54	Annual Report

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Payout 2022 Fund (continued)

See Abbreviations on page 70.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At May 31, 2018, the aggregate value of these securities was $342,245, representing 9.8% of net assets.

bA supranational organization is an entity formed by two or more central governments through international treaties.

cSee Note 3(d) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day effective yield at period end.

The accompanying notes are an integral part of these financial statements. | Annual Report	55

FRANKLIN FUND ALLOCATOR SERIES

Financial Statements

Statements of Assets and Liabilities

May 31, 2018

	Franklin Payout 2018 Fund	Franklin Payout 2019 Fund	Franklin Payout 2020 Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$3,267,461	$3,851,034	$3,934,002
Cost - Non-controlled affiliates (Note 3d)	288,521	225,829	151,792

Value - Unaffiliated issuers	$3,257,393	$3,819,888	$3,886,489
Value - Non-controlled affiliates (Note 3d)	288,521	225,829	151,792
Receivables:
Interest	18,523	24,333	25,375
Affiliates	15,376	14,516	13,510
Other assets	2	3	3

Total assets	3,579,815	4,084,569	4,077,169

Liabilities:
Payables:
Transfer agent fees	63	71	70
Reports to shareholders	1,357	2,101	2,855
Professional fees	38,624	38,031	38,031
Accrued expenses and other liabilities	371	251	407

Total liabilities	40,415	40,454	41,363

Net assets, at value	$3,539,400	$4,044,115	$4,035,806

Net assets consist of:
Paid-in capital	$3,529,322	$4,043,899	$4,049,677
Undistributed net investment income	20,910	33,423	34,734
Net unrealized appreciation (depreciation)	(10,068)	(31,146)	(47,513)
Accumulated net realized gain (loss)	(764)	(2,061)	(1,092)

Net assets, at value	$3,539,400	$4,044,115	$4,035,806

Class R6:
Net assets, at value	$1,769,765	$2,022,143	$2,017,987

Shares outstanding	176,701	202,465	202,763

Net asset value and maximum offering price per share	$10.02	$9.99	$9.95

Advisor Class:
Net assets, at value	$1,769,635	$2,021,972	$2,017,819

Shares outstanding	176,701	202,465	202,763

Net asset value and maximum offering price per share	$10.01	$9.99	$9.95

56	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

May 31, 2018

	Franklin Payout 2021 Fund	Franklin Payout 2022 Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$3,849,317	$3,443,865
Cost - Non-controlled affiliates (Note 3d)	258,523	35,244

Value - Unaffiliated issuers	$3,796,132	$3,393,457
Value - Non-controlled affiliates (Note 3d)	258,523	35,244
Receivables:
Interest	25,354	16,647
Affiliates	6,852	31,445
Offering costs	—	40,523
Other assets	3	2

Total assets	4,086,864	3,517,318

Liabilities:
Payables:
Transfer agent fees	72	60
Reports to shareholders	1,872	1,458
Professional fees	41,265	37,501
Accrued expenses and other liabilities	414	140

Total liabilities	43,623	39,159

Net assets, at value	$4,043,241	$3,478,159

Net assets consist of:
Paid-in capital	$4,054,606	$3,498,776
Undistributed net investment income	39,673	29,791
Net unrealized appreciation (depreciation)	(53,185)	(50,408)
Accumulated net realized gain (loss)	2,147	—

Net assets, at value	$4,043,241	$3,478,159

Class R6:
Net assets, at value	$2,021,702	$1,739,171

Shares outstanding	203,001	175,000

Net asset value and maximum offering price per share	$9.96	$9.94

Advisor Class:
Net assets, at value	$2,021,539	$1,738,988

Shares outstanding	203,001	175,000

Net asset value and maximum offering price per share	$9.96	$9.94

The accompanying notes are an integral part of these financial statements. | Annual Report	57

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations

for the year ended May 31, 2018

	Franklin Payout 2018 Fund	Franklin Payout 2019 Fund	Franklin Payout 2020 Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3d)	$1,816	$1,142	$899
Interest:
Unaffiliated issuers	58,890	87,579	94,350

Total investment income	60,706	88,721	95,249

Expenses:
Management fees (Note 3a)	10,638	12,222	12,254
Transfer agent fees: (Note 3c)
Class R6	262	292	289
Advisor Class	263	293	291
Custodian fees (Note 4)	28	31	31
Reports to shareholders	5,001	5,974	5,733
Registration and filing fees	34,655	34,783	34,784
Professional fees	49,568	48,430	48,579
Other	5,581	4,209	10,014

Total expenses	105,996	106,234	111,975
Expenses waived/paid by affiliates (Note 3e)	(95,095)	(93,721)	(99,432)

Net expenses	10,901	12,513	12,543

Net investment income	49,805	76,208	82,706

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(764)	(838)	—

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(14,289)	(58,830)	(89,518)

Net realized and unrealized gain (loss)	(15,053)	(59,668)	(89,518)

Net increase (decrease) in net assets resulting from operations	$34,752	$16,540	$(6,812)

58	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the year ended May 31, 2018

	Franklin Payout 2021 Fund	Franklin Payout 2022 Fund[a]
Investment income:
Dividends:
Non-controlled affiliates (Note 3d)	$ 1,382	$ 165
Interest:
Unaffiliated issuers	103,283	32,235

Total investment income	104,665	32,400

Expenses:
Management fees (Note 3a)	12,338	3,650
Transfer agent fees: (Note 3c)
Class R6	324	179
Advisor Class.	293	182
Custodian fees (Note 4)	31	11
Reports to shareholders	4,108	1,919
Registration and filing fees	34,789	3,936
Professional fees	46,434	37,532
Amortization of offering costs	—	22,147
Other	4,639	496

Total expenses	102,956	70,052
Expenses waived/paid by affiliates (Note 3e)	(90,323)	(66,219)

Net expenses.	12,633	3,833

Net investment income	92,032	28,567

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	2,147	—

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(122,177)	(50,408)

Net realized and unrealized gain (loss)	(120,030)	(50,408)

Net increase (decrease) in net assets resulting from operations	$ (27,998)	$(21,841)

aFor the period January 23, 2018 (commencement of operations) to May 31, 2018.

The accompanying notes are an integral part of these financial statements. | Annual Report	59

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Payout 2018 Fund		Franklin Payout 2019 Fund
	Year Ended May 31,		Year Ended May 31,
	2018	2017	2018	2017

Increase (decrease) in net assets:
Operations:
Net investment income	$49,805	$50,147	$76,208	$74,679
Net realized gain (loss)	(764)	1,147	(838)	—
Net change in unrealized appreciation (depreciation)	(14,289)	(9,175)	(58,830)	(11,881)

Net increase (decrease) in net assets resulting from operations	34,752	42,119	16,540	62,798

Distributions to shareholders from:
Net investment income:
Class R6	(24,703)	(24,667)	(36,910)	(36,930)
Advisor Class	(24,526)	(24,703)	(36,727)	(36,990)
Net realized gains:
Class R6	(477)	—	(628)	—
Advisor Class	(477)	—	(627)	—

Total distributions to shareholders	(50,183)	(49,370)	(74,892)	(73,920)

Net increase (decrease) in net assets	(15,431)	(7,251)	(58,352)	(11,122)
Net assets:
Beginning of year	3,554,831	3,562,082	4,102,467	4,113,589

End of year	$3,539,400	$3,554,831	$4,044,115	$4,102,467

Undistributed net investment income included in net assets:
End of year	$20,910	$20,364	$33,423	$30,884

60	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Payout 2020 Fund		Franklin Payout 2021 Fund

	Year Ended May 31,		Year Ended May 31,

	2018	2017	2018	2017

Increase (decrease) in net assets:
Operations:
Net investment income	$82,706	$83,350	$92,032	$92,727
Net realized gain (loss)	—	1,907	2,147	—
Net change in unrealized appreciation (depreciation)	(89,518)	(2,572)	(122,177)	(21,741)

Net increase (decrease) in net assets resulting from operations	(6,812)	82,685	(27,998)	70,986

Distributions to shareholders from:
Net investment income:
Class R6.	(41,140)	(40,249)	(45,858)	(44,295)
Advisor Class	(40,958)	(40,309)	(45,675)	(44,336)

Total distributions to shareholders	(82,098)	(80,558)	(91,533)	(88,631)

Net increase (decrease) in net assets	(88,910)	2,127	(119,531)	(17,645)
Net assets:
Beginning of year	4,124,716	4,122,589	4,162,772	4,180,417

End of year	$4,035,806	$4,124,716	$4,043,241	$4,162,772

Undistributed net investment income included in net assets:
End of year	$34,734	$34,126	$39,673	$39,174

The accompanying notes are an integral part of these financial statements. | Annual Report	61

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

Franklin Payout 2022 Fund

Year Ended May 31, 2018[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$ 28,567
Net change in unrealized appreciation (depreciation)	(50,408)

Net increase (decrease) in net assets resulting from operations.	(21,841)

Capital share transactions: (Note 2)
Class R6	1,750,000
Advisor Class	1,750,000

Total capital share transactions	3,500,000

Net increase (decrease) in net assets	3,478,159
Net assets:
End of year	$3,478,159

Undistributed net investment income included in net assets:
End of year	$ 29,791

aFor the period January 23, 2018 (commencement of operations) to May 31, 2018.

62	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-three separate funds, five of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Funds offer two classes of shares: Class R6 and Advisor Class. Each class of shares may differ by its voting rights on matters affecting a single class and fees due to differing arrangements for transfer agent fees.

Effective January 23, 2018, the Trust began offering shares of the Franklin Payout 2022 Fund.

The following summarizes the Funds’ significant accounting policies.

a.  Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b.  Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is

Annual Report	63

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting

Policies (continued)

b. Income and Deferred Taxes (continued)

determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of May 31, 2018, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

64	Annual Report

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

2.  Shares of Beneficial Interest

At May 31, 2018, there were an unlimited number of shares authorized (without par value). During the years ended May 31, 2018 and 2017, there were no transactions of the Funds’ shares, except for Franklin Payout 2022 Fund. Transactions in the Fund’s shares were as follows:

	Franklin Payout 2022 Fund*
	Shares	Amount

Class R6 Shares:
Year ended May 31, 2018
Shares sold	175,000	$1,750,000

Advisor Class Shares:
Year ended May 31, 2018
Shares sold	175,000	$1,750,000

*For the period January 23, 2018 (commencement of operations) to May 31, 2018.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.  Management Fees

The Funds pay an investment management fee to Advisers of 0.30% per year of the average daily net assets of each of the Funds.

b.  Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.

c.  Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Effective November 1, 2017, the fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. Prior to November 1, 2017, the fees were account based fees that varied based on fund or account type. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. Class R6 pays Investor Services transfer agent fees specific to that class.

Annual Report	65

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

c.  Transfer Agent Fees (continued)

For the year ended May 31, 2018, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin	Franklin	Franklin	Franklin	Franklin
	Payout 2018	Payout 2019	Payout 2020	Payout 2021	Payout 2022
	Fund	Fund	Fund	Fund	Fund

Transfer agent fees	$477	$535	$533	$535	$226

d.  Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended May 31, 2018, investments in affiliated management investment companies were as follows:

	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Franklin Payout 2018 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.40%	94,103	732,736	(538,318)	288,521	$288,521	$1,816	$ —	$ —

Franklin Payout 2019 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.40%	70,658	370,900	(215,729)	225,829	$225,829	$1,142	$ —	$ —

Franklin Payout 2020 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.40%	166,974	263,699	(278,881)	151,792	$151,792	$ 899	$ —	$ —

Franklin Payout 2021 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.40%	67,054	376,536	(185,067)	258,523	$258,523	$1,382	$ —	$ —

Franklin Payout 2022 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.40%	—	102,733	(67,489)	35,244	$35,244	$ 165	$ —	$ —

e.  Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the expenses (excluding acquired fund fees and expenses) for each class of the Funds do not exceed 0.44% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 30, 2018, and until January 22, 2019 for Franklin Payout 2022 Fund. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

66	Annual Report

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

f.  Other Affiliated Transactions

At May 31, 2018, Advisers owned 100% of the Funds’ outstanding shares. Investment activities of this shareholder could have a material impact on the Funds.

4.  Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the year ended May 31, 2018, there were no credits earned.

5.  Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At May 31, 2018, the capital loss carryforwards were as follows:

	Franklin Payout 2018 Fund	Franklin Payout 2020 Fund
Capital loss carryforwards:
Short Term	$ —	$1,092
Long Term	764	—
Total capital loss carryforwards	$764	$1,092

For tax purposes, the Funds may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At May 31, 2018, Franklin Payout 2019 Fund deferred post-October capital losses of $2,060.

The tax character of distributions paid during the years ended May 31, 2018 and 2017, was as follows:

	Franklin Payout 2018 Fund		Franklin Payout 2019 Fund		Franklin Payout 2020 Fund
	2018	2017	2018	2017	2018	2017
Distributions paid from:
Ordinary income	$49,259	$49,370	$73,669	$73,920	$82,098	$80,558
Long term capital gain	924	—	1,223	—	—	—
	$50,183	$49,370	$74,892	$73,920	$82,098	$80,558

	Franklin Payout 2021 Fund

	2018	2017
Distributions paid from:
Ordinary income	$91,533	$88,631
Long term capital gain	—	—
	$91,533	$88,631

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NOTES TO FINANCIAL STATEMENTS

5.  Income Taxes (continued)

At May 31, 2018, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

	Franklin	Franklin	Franklin	Franklin	Franklin
	Payout 2018	Payout 2019	Payout 2020	Payout 2021	Payout 2022
	Fund	Fund	Fund	Fund	Fund

Cost of investments	$3,555,877	$4,076,422	$4,085,794	$4,106,080	$3,478,873

Unrealized appreciation	$ 107	$ 441	$ —	$ 2,075	$ 236
Unrealized depreciation	(10,070)	(31,146)	(47,513)	(53,500)	(50,408)

Net unrealized appreciation (depreciation)	$ (9,963)	$ (30,705)	$ (47,513)	$ (51,425)	$ (50,172)

Distributable earnings:

Undistributed ordinary income	$ 20,806	$ 32,979	$ 34,735	$ 37,914	$ 29,556
Undistributed long term capital gains	—	—	—	2,147	—

Total distributable earnings	$ 20,806	$ 32,979	$ 34,735	$ 40,061	$ 29,556

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts and premiums.

6.  Investment Transactions

Purchases and sales of investments (excluding short term securities) for the year ended May 31, 2018, were as follows:

	Franklin	Franklin	Franklin	Franklin	Franklin
	Payout 2018	Payout 2019	Payout 2020	Payout 2021	Payout 2022
	Fund	Fund	Fund	Fund	Fund
Purchases	$—	$50,449	$101,931	$—	$3,440,935
Sales	$511,900	$127,722	$—	$113,087	$—

7.  Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 8, 2019. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the year ended May 31, 2018, the Funds did not use the Global Credit Facility.

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NOTES TO FINANCIAL STATEMENTS

8.  Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2018, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Payout 2018 Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$2,553,272	$—	$2,553,272
Foreign Government and Agency Securities	—	99,652	—	99,652
U.S. Government and Agency Securities	—	604,469	—	604,469
Short Term Investments	288,521	—	—	288,521
Total Investments in Securities	$288,521	$3,257,393	$—	$3,545,914

Franklin Payout 2019 Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$3,105,542	$—	$3,105,542
U.S. Government and Agency Securities	—	714,346	—	714,346
Short Term Investments	225,829	—	—	225,829
Total Investments in Securities	$225,829	$3,819,888	$—	$4,045,717

Franklin Payout 2020 Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$2,993,279	$—	$2,993,279
Foreign Government and Agency Securities	—	197,566	—	197,566
U.S. Government and Agency Securities	—	695,644	—	695,644
Short Term Investments	151,792	—	—	151,792
Total Investments in Securities	$151,792	$3,886,489	$—	$4,038,281

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

8.  Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total
Franklin Payout 2021 Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$2,881,875	$—	$2,881,875
Foreign Government and Agency Securities	—	97,836	—	97,836
U.S. Government and Agency Securities	—	707,287	—	707,287
Municipal Bonds	—	109,134	—	109,134
Short Term Investments	258,523	—	—	258,523
Total Investments in Securities	$258,523	$3,796,132	$—	$4,054,655

Franklin Payout 2022 Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$2,433,825	$—	$2,433,825
Foreign Government and Agency Securities	—	192,786	—	192,786
U.S. Government and Agency Securities	—	620,891	—	620,891
Commercial Mortgage-Backed Securities	—	145,955	—	145,955
Short Term Investments	35,244	—	—	35,244
Total Investments in Securities	$35,244	$3,393,457	$—	$3,428,701

aFor detailed categories, see the accompanying Statement of Investments.

9.  Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
GO	General Obligation

70	Annual Report

FRANKLIN  FUND  ALLOCATOR  SERIES

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of the Franklin Payout 2018 Fund, Franklin Payout 2019 Fund, Franklin Payout 2020 Fund, Franklin Payout 2021 Fund and Franklin Payout 2022 Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Franklin Payout 2018 Fund, Franklin Payout 2019 Fund, Franklin Payout 2020 Fund, Franklin Payout 2021 Fund and Franklin Payout 2022 Fund (the “Funds”) as of May 31, 2018, the related statements of operations for the year ended May 31, 2018, and the statements of changes in net assets for each of the periods listed in the table below, including the related notes indicated therein, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of May 31, 2018, the results of each of their operations for the year ended May 31, 2018, the changes in each of their net assets for each of the periods listed in the table below, and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Franklin Fund Allocator Series	Statements of changes in net assets
Franklin Payout 2018 Fund, Franklin Payout 2019 Fund, Franklin Payout 2020 Fund, and Franklin Payout 2021 Fund	For the two years ended May 31, 2018
Franklin Payout 2022 Fund	For the period January 23, 2018 (commencement of operations) through May 31, 2018

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2018 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

July 17, 2018

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Tax Information (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended May 31, 2018:

Franklin	Franklin
Payout 2018	Payout 2019
Fund	Fund
$924	$1,223

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Special Meeting of Shareholders

MEETING OF SHAREHOLDERS: OCTOBER 30, 2017 AND RECONVENED ON DECEMBER 15, 2017 AND DECEMBER 29, 2017

(UNAUDITED)

A Special Meeting of Shareholders of Franklin Fund Allocator Series was held at the offices of Franklin Templeton Investments, One Franklin Parkway, San Mateo, California on October 30, 2017 and reconvened on December 15, 2017 and December 29, 2017. The purpose of the meeting was to elect Trustees of Franklin Fund Allocator Series and to vote to approve an amended fundamental investment restriction regarding investments in commodities for each Fund. At the meeting, (i) the following persons were elected by the shareholders to serve as Trustees of Franklin Fund Allocator Series: Harris J. Ashton, Terrence J. Checki, Mary C. Choksi, Edith E. Holiday, Gregory E. Johnson, Rupert H. Johnson, Jr., J. Michael Luttig, Larry D. Thompson, and John B. Wilson and (ii) the proposal to approve the amended fundamental investment restriction regarding investments in commodities was approved by shareholders of each Fund. No other business was transacted at the meeting.

In connection with the meeting, management is aware that some shareholders received from the proxy solicitor numerous calls and mailings that may have been distracting. Management is taking steps to ensure that, in the future, for any new shareholder meeting solicitations that occur, such activity is not repeated. Management apologizes for any inconvenience that may have been caused as a result of such calls and mailings.

The results of the voting at the meeting are as follows:

Proposal 1.      To elect a Board of Trustees:

Name	For	Withheld

Harris J. Ashton	390,516,091	13,444,532
Terrence J. Checki	390,358,474	13,602,149
Mary C. Choksi	390,976,557	12,984,067
Edith E. Holiday	390,925,009	13,035,612
Gregory E. Johnson	390,675,564	13,285,060
Rupert H. Johnson, Jr.	390,454,015	13,506,608
J. Michael Luttig	390,724,016	13,236,605
Larry D. Thompson.	390,661,770	13,298,853
John B. Wilson	390,907,907	13,052,714

Total Trust Shares Outstanding*: 723,360,102

* As of the record date.

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SPECIAL MEETING OF SHAREHOLDERS

Proposal 2.	To approve an amended fundamental investment restriction regarding investments in commodities:

Franklin Payout 2017 Fund

Shares

For	352,796
Against	0
Abstain	0
Broker Non-Votes	0
Total Fund Shares Voted	352,796
Total Fund Shares Outstanding*	352,796

Franklin Payout 2018 Fund
Shares

For	353,401
Against	0
Abstain	0
Broker Non-Votes	0
Total Fund Shares Voted	353,401
Total Fund Shares Outstanding*	353,401

Franklin Payout 2019 Fund
Shares

For	404,930
Against	0
Abstain	0
Broker Non-Votes	0
Total Fund Shares Voted	404,930
Total Fund Shares Outstanding*	404,930

Franklin Payout 2020 Fund
Shares

For	405,526
Against	0
Abstain	0
Broker Non-Votes	0
Total Fund Shares Voted	405,526
Total Fund Shares Outstanding*	405,526

Franklin Payout 2021 Fund
Shares

For	406,002
Against	0
Abstain	0
Broker Non-Votes	0
Total Fund Shares Voted	406,002
Total Fund Shares Outstanding*	406,002

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FRANKLIN FUND ALLOCATOR SERIES

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of US registered portfolios overseen in the Franklin Templeton Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name,Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1995	137	Bar-S Foods (meat packing company) (1981-2010).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Terrence J. Checki (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since December 2017	112	Hess Corporation (exploration of oil and gas) (2014-present).

Principal Occupation During at Least the Past 5 Years:

Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present); member of the Board of Trustees of the Economic Club of New York (2013 -present); member of the Board of Trustees of the Foreign Policy Association (2005-present) and member of various other boards of trustees and advisory boards; and formerly, Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).

Mary C. Choksi (1950) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2014	137	Avis Budget Group Inc. (car rental) (2007-present), Omnicom Group Inc. (advertising and marketing communications services) (2011-present) and White Mountains Insurance Group, Ltd. (holding company) (2017-present).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Founder and Senior Advisor, Strategic Investment Group (investment management group) (2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987–2015); Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1998	137	Hess Corporation (exploration of oil and gas) (1993-present), Canadian National Railway (railroad) (2001-present), White Mountains Insurance Group, Ltd. (holding company) (2004-present), Santander Consumer USA Holdings, Inc. (consumer finance) (2016-Present), RTI International Metals, Inc. (manufacture and distribution of titanium) (1999-2015) and H.J. Heinz Company (processed foods and allied products) (1994-2013).

Principal Occupation During at Least the Past 5 Years:

Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	137	Boeing Capital Corporation (aircraft financing) (2006-2013).

Principal Occupation During at Least the Past 5 Years:

Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company) (2006-present); and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

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FRANKLIN FUND ALLOCATOR SERIES

Independent Board Members (continued)

Name,Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	137	The Southern Company (energy company) (2014-present; previously 2010-2012), Graham Holdings Company (education and media organization) (2011-present) and Cbeyond, Inc. (business communications provider) (2010-2012).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); Independent Compliance Monitor and Auditor, Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-present); John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly, Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 2006 and Lead Independent Trustee since 2008	112	None

Principal Occupation During at Least the Past 5 Years:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing) (2002-present); Senior Advisor, McKinsey & Co. (consulting) (2017-present); serves on private and non-profit boards; and formerly, President, Staples International and Head of Global Transformation (office supplies) (2012-2016); Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President – Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).

Interested Board Members and Officers
Name,Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Gregory E. Johnson (1961) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	151	None

Principal Occupation During at Least the Past 5 Years:

Chairman of the Board, Member – Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 43 of the investment companies in Franklin Templeton Investments; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc. (1994-2015).

**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board and Trustee	Since 2013	137	None

Principal Occupation During at Least the Past 5 Years:

Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Name,Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 28 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton
Investments.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton Investments (2009-2017).

Edward B. Jamieson (1948) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2010	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 10 of the investment companies in Franklin Templeton Investments.

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President –AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Kimberly H.Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Associate General Counsel, Franklin Templeton Investments; Vice President and Corporate Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Name,Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2006	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2011	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the US registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin

Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

Note 3: Effective November 1, 2016, Frank Olson ceased to be a trustee of the Trust.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2006. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

78	Annual Report

FRANKLIN FUND ALLOCATOR SERIES

Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN FUND ALLOCATOR SERIES

Franklin Payout 2018 Fund

Franklin Payout 2019 Fund

Franklin Payout 2020 Fund

Franklin Payout 2021 Fund

Franklin Payout 2022 Fund

(each a Fund)

At an in-person meeting held on February 27, 2018 (Meeting), the Board of Trustees (Board) of Franklin Fund Allocator Series (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each

Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses, shareholder services, marketing support payments made to financial intermediaries and third party servicing arrangements; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to U.S. funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton Investments (FTI) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements in response to a guidance update in 2016 from the U.S. Securities and Exchange Commission (SEC) relating to mutual fund distribution and sub-accounting fees. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity and liquidity risk management. The Board also recognized management’s commitment to facilitating Board oversight of particular areas, including derivatives and payments to intermediaries, by enhanced reporting.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the

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SHAREHOLDER INFORMATION

Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the FTI organization.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.

Fund Performance

The Board reviewed and considered the performance results of each Fund over various time periods ended December 31, 2017, noting that the Franklin Payout 2022 Fund did not commence operations until January 23, 2018. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.

Franklin Payout 2018 Fund and Franklin Payout 2021 Fund - The Performance Universe for the Franklin Payout 2018 Fund included the Fund and all retail and institutional short investment-grade debt funds. The Performance Universe for the Franklin Payout 2021 Fund included the Fund and all retail and institutional core bond funds. The Funds commenced operations on June 1, 2015, and thus have been in operation for less than three years. The Board noted that the Funds’ annualized income returns and annualized total returns for the one-year period were below the medians of their respective Performance Universes. The Board concluded that the Funds’ performance was acceptable, given their short period of operation.

Franklin Payout 2019 Fund - The Performance Universe for the Fund included the Fund and all retail and institutional short-intermediate investment-grade debt funds. The Fund commenced operations on June 1, 2015, and thus has been in operation for less than three years. The Board noted that the Fund’s annualized income return for the one-year period was above the median of its Performance Universe. The Board further noted that the Fund’s annualized total return for the one-year period was below the median of its Performance Universe. Given the Fund’s income-oriented investment objective and short period of operation, the Board concluded that the Fund’s performance was satisfactory.

Franklin Payout 2020 Fund – The Performance Universe for the Fund included the Fund and all retail and institutional short-intermediate investment-grade debt funds. The Fund commenced operations on June 1, 2015, and thus has been in operation for less than three years. The Board noted that the Fund’s annualized income return and annualized total return for the one-year period were above the medians of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

Franklin Payout 2022 Fund – The Board noted that the Fund commenced operations on January 23, 2018, and thus the Fund did not have any investment performance for the Board to review and consider as of the period ended December 31, 2017.

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FTI to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers (Management Rate), if any, of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure as the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for (i) Advisor Class shares for the Franklin Payout 2018 Fund and for Institutional

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SHAREHOLDER  INFORMATION

Class, Class P, Class R6 and Class I shares for certain other funds in the Expense Group; (ii) Advisor Class shares for each of the Franklin Payout 2019 Fund and Franklin Payout 2020 Fund and for Institutional Class, Class I, Class I+ and Class Q shares for certain other funds in each Fund’s respective Expense Group; and (iii) Advisor Class shares for each of the Franklin Payout 2021 Fund and Franklin Payout 2022 Fund and for Institutional Class, Class I and Class Y shares for certain other funds in each Fund’s respective Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.

The Expense Group for the Franklin Payout 2018 Fund included the Fund and ten other short investment-grade debt funds. The Expense Group for each of the Franklin Payout 2019 Fund and the Franklin Payout 2020 Fund included the respective Fund and eight other short-intermediate investment-grade debt funds. The Expense Group for the Franklin Payout 2021 Fund and Franklin Payout 2022 Fund included the respective Fund and 15 or 16 other core bond funds. The Board noted that the Management Rates and actual total expense ratios for these Funds were below the medians of their respective Expense Groups. The Board concluded that the Management Rates charged to these Funds are reasonable. In doing so, the Board noted that the actual total expense ratio for each Fund reflected a fee waiver from management.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FTI’s U.S. fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2017, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to Franklin Resources, Inc. and certain Franklin Templeton funds, has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the Franklin Templeton family of funds as a whole. The Board noted that at the end of 2017, each Fund’s net assets were approximately $4 million or below and that the Franklin Payout 2022 Fund did not commence operations until January 23, 2018. The Board recognized that there would not likely be any economies of scale until each Fund’s assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

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Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the US Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Annual Report Franklin Fund Allocator Series
Investment Manager Franklin Advisers, Inc.
Distributor
Franklin Templeton Distributors, Inc.
Shareholder Services (800) 321-8563

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2018 Franklin Templeton Investments. All rights reserved.	FAS3 A 07/18

FRANKLIN TEMPLETON
INVESTMENTS

Annual Report
May 31, 2018

Franklin Fund Allocator Series

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Why choose Franklin Templeton Investments?

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Contents

Annual Report

Visit nextstepfunds.com for fund updates and

to find helpful financial planning tools.

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Annual Report

Economic and Market Overview

The global economy expanded during the 12-month period under review amid generally upbeat economic data across regions. In this environment, global developed and emerging market stocks reached a new all-time high in January 2018 and generated a +12.43% total return for the period, as measured by the MSCI All Country World Index.1 Global markets were aided by price gains in oil and other commodities, as well as the European Central Bank’s (ECB’s) extension of its monetary easing program. Further supporting global stocks were the passage of the US tax reform bill and encouraging corporate earnings reports.

However, global markets reflected investor concerns about tensions in the Korean peninsula and political uncertainties in the US and the European Union, as well as worries that strong economic growth and rising inflation in some parts of the world, particularly in the US, would lead central banks to increase interest rates sooner than expected. Global markets were further pressured by the Trump administration’s protectionist trade policies, uncertainty surrounding the US-China trade relationship, and a broad sell-off in information technology stocks in March due to a potential for tighter regulation in the sector arising from concerns about consumer data privacy. However, an overall easing of tensions in the Korean peninsula and intermittent US-China trade negotiations partially offset some of these concerns during the period.

After accelerating in 2017’s third quarter, the US economy expanded at a slower pace in the fourth quarter. Growth continued to moderate in 2018’s first quarter due to a slowdown in consumer spending, exports, and state and local government spending, as well as a decline in residential fixed income investment. The unemployment rate declined from 4.3% in May 2017, as reported at the beginning of the 12-month period, to an 18-year low of 3.8% at period-end.2 Annual inflation, as measured by the Consumer Price Index, increased from 1.9% in May 2017, as reported at the beginning of the period, to 2.8% at period-end.2 The US Federal Reserve (Fed) raised its target range for the federal funds rate three times during the period and began reducing its balance sheet in October as part of its ongoing plan to normalize its monetary policy.

In Europe, the UK’s economic growth accelerated in 2017’s third quarter over the previous quarter but moderated in the fourth quarter. Growth continued to slide in 2018’s first quarter, reaching the lowest rate in five years, amid a decline in construction output. In November, the Bank of England raised its key policy rate for the first time in a decade. The eurozone’s quarterly growth held steady in 2017’s third and fourth quarters but moderated in 2018’s first quarter. The bloc’s annual inflation rate ended the period higher than in May 2017. The ECB kept its benchmark interest rate unchanged during the period. However, at its October meeting, the ECB extended the time frame for its massive bond-buying program from December 2017 to at least September 2018, while reducing the amount of monthly bond purchases in half beginning in January 2018.

In Asia, Japan’s quarterly gross domestic product (GDP) growth held steady in 2017’s third quarter but slowed in the fourth quarter. GDP growth in 2018’s first quarter declined, the country’s first contraction since 2015’s fourth quarter, mainly due to a decline in private residential investment. The Bank of Japan left its benchmark interest rate unchanged during the period and continued its monetary stimulus measures.

In emerging markets, Brazil’s quarterly GDP grew in 2017’s third and fourth quarters, although at a slower pace than the previous quarters. However, growth accelerated in 2018’s first quarter. The country’s central bank cut its benchmark interest rate several times during the period to spur economic growth. Russia’s annual GDP growth rate remained positive in 2017’s third and fourth quarters as well as 2018’s first quarter, amid the Bank of Russia’s continued policy support. China’s annual GDP moderated in 2017’s third quarter but grew at a stable rate in the following two quarters. The People’s Bank of China left its benchmark interest rate unchanged during the period. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, rose during the period.

The foregoing information reflects our analysis and opinions as of May 31, 2018. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar.

2. Source: US Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

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Franklin NextStep Conservative Fund

This annual report for Franklin NextStep Conservative Fund covers the fiscal year ended May 31, 2018.

Your Fund’s Goals and Main Investments

The Fund seeks the highest level of long-term total return consistent with a conservative level of risk.1 As a “fund of funds,” it seeks to achieve its investment goal by investing its assets in underlying funds (i.e., other mutual funds and exchange-traded funds (ETFs)) managed by Franklin Templeton as well as those managed by unaffiliated investment managers. Under normal market conditions, we allocate the Fund’s assets among the broad asset classes of equity and debt investments by investing primarily in a distinctly weighted combination of underlying funds, based on each underlying fund’s predominant asset class. These underlying funds, in turn, invest in a variety of US and foreign equity, debt and derivative investments.

Performance Overview

The Fund’s Class A shares delivered a +2.46% cumulative total return for the 12 months under review. In comparison, the Fund’s blended benchmark, which is 60% Bloomberg Barclays US Aggregate Bond Index, 15% Bloomberg Barclays Multiverse ex USD (USD Hedged) Index , 15% Standard & Poor’s 500® Index (S&P 500®) and 10% MSCI All Country World Index (ACWI) ex USA Index, generated a +3.26% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

Investment Strategy

The Fund seeks to maintain a target exposure, principally through investment in underlying funds, of 25% to equities and equity-related securities and 75% to debt securities. The Fund’s asset allocation may change from time to time and deviate from its target exposure based on market conditions and our strategic

Asset Allocation*

Based on Total Net Assets as of 5/31/18

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

and tactical asset allocation views. However, the Fund’s equity and debt investments will typically be in the 10%–30% and 70%–90% range, respectively. The risk profile of underlying funds will be considered when determining allocations. The Fund may also invest directly in securities of each asset class and may use currency forwards for hedging purposes.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

Risk control will be an integral part of the Fund’s investment process. Among other things, we will analyze portfolio volatility, portfolio concentration, expected extreme events and expected instability in returns among various asset classes and types of investments. When selecting equity funds for purchase or sale, we consider the underlying funds’ foreign and domestic exposure, market capitalization ranges and investment style (growth vs. value). When selecting debt funds for purchase or sale, we focus primarily on maximizing income appropriate to the Fund’s risk profile and consider the overall credit quality, duration and maturity of the underlying funds’ portfolios.

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 26.

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FRANKLIN NEXTSTEP CONSERVATIVE FUND

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Top 10 Fund Holdings

5/31/18

% of Total Net Assets

iShares Core U.S. Aggregate Bond ETF	18.1%

Franklin Low Duration Total Return Fund – Class R6	12.3%

Franklin Strategic Income Fund – Class R6	11.1%

Delaware Corporate Bond Fund – Class I	10.8%

Templeton Global Total Return Fund – Class R6	10.5%

iShares 3-7 Year Treasury Bond ETF	9.2%

iShares Core S&P 500 ETF	6.8%

Franklin Growth Fund – Class R6	3.8%

iShares S&P 500 Value ETF	2.9%

Franklin Mutual European Fund – Class R6	1.9%

Manager’s Discussion

The Fund’s performance can be attributed mainly to our allocation among equities and fixed income securities and to the performance of the underlying funds we selected for investment.

On May 31, 2018, the portfolio was diversified across capitalization sizes, regions and investment styles for both our equity and fixed income allocations. At period-end, Franklin NextStep Conservative Fund allocated 71.9% of total net assets to fixed income and 26.1% to equity. Domestic fixed income exposure was 85.4% of the total fixed income weighting, with the balance represented by foreign fixed income. The iShares Core U.S. Aggregate Bond ETF, at 18.1% of the Fund’s total net assets, was our largest fixed income weighting at period-end. On the equity side, domestic exposure was 57.5% of the Fund’s total equity weighting, with the balance represented by foreign equity. The iShares Core S&P 500 ETF was our largest equity weighting at period-end with 6.8% of the Fund’s total net assets.

During the reporting period, our largest domestic fixed income fund holding, iShares Core U.S. Aggregate Bond ETF, slightly underperformed the Barclays US Aggregate Bond Index, while our largest global fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Barclays Multiverse ex USD (USD Hedged) Index. On the

CFA® is a trademark owned by CFA Institute.

equity side, our largest domestic equity fund holding, iShares Core S&P 500 ETF, performed in line with the S&P 500, while our largest foreign equity fund holding, Franklin Mutual European Fund – Class R6, underperformed the MSCI ACWI ex USA Index.

Thank you for your participation in Franklin NextStep Conservative Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA

Stephen R. Lingard, CFA
Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of May 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN NEXTSTEP CONSERVATIVE FUND

Performance Summary as of May 31, 2018

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 5/31/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit nextstepfunds.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
1-Year	+2.46%	-3.43%

Since Inception (2/5/16)	+12.03%	+2.37%

Advisor[4]
1-Year	+2.82%	+2.82%

Since Inception (2/5/16)	+12.59%	+5.25%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN NEXTSTEP CONSERVATIVE FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (2/5/16–5/31/18)

Advisor Class (2/5/16–5/31/18)4

See page 7 for Performance Summary footnotes.

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FRANKLIN NEXTSTEP CONSERVATIVE FUND

PERFORMANCE SUMMARY

Distributions (6/1/17–5/31/18)

Share Class	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
A	$0.1792	$0.0692	$0.0280	$0.2764
C	$0.0832	$0.0692	$0.0280	$0.1804
Advisor	$0.2167	$0.0692	$0.0280	$0.3139

Total Annual Operating Expenses[6]
Share Class	With Waiver	Without Waiver
A	1.03%	6.83%
Advisor	0.78%	6.58%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. In addition, the Fund’s shareholders will indirectly bear the fees and expenses of the underlying funds. The risks described herein are the principal risks of the Fund and the underlying funds. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the funds to participate in losses (as well as gains) that significantly exceed the funds’ initial investment. These risks are described in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

1. The Fund has an expense reduction contractually guaranteed through 9/30/18. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Effective 6/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 6/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 6/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 6/15/16 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +7.89% and +3.95%.

5. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total US equity market performance. The MSCI ACWI ex USA Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets excluding the US. The Bloomberg Barclays US Aggregate Bond Index is a market capitalization-weighted index representing the US investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC-registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity, and must be rated investment grade (Baa3/BBB-/BBB- or above) using the middle rating of Moody’s, Standard

& Poor’s and Fitch, respectively. The Bloomberg Barclays Multiverse ex USD (USD Hedged) Index provides a broad-based measure of the global fixed income bond market.

The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.

6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN NEXTSTEP CONSERVATIVE FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expenses Paid During Period 12/1/17–5/31/18[1,2]	Ending Account Value 5/31/18	Expenses Paid During Period 12/1/17–5/31/18[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$994.00	$2.98	$1,021.94	$3.02	0.60%
C	$1,000	$990.20	$6.70	$1,018.20	$6.79	1.35%
Advisor	$1,000	$995.60	$1.74	$1,023.19	$1.77	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

8	Annual Report	nextstepfunds.com

Franklin NextStep Moderate Fund

This annual report for Franklin NextStep Moderate Fund covers the fiscal year ended May 31, 2018.

Your Fund’s Goals and Main Investments

The Fund seeks the highest level of long-term total return consistent with a moderate level of risk.1 As a “fund of funds,” it seeks to achieve its investment goal by investing its assets in underlying funds (i.e., other mutual funds and exchange-traded funds (ETFs)) managed by Franklin Templeton as well as those managed by unaffiliated investment managers. Under normal market conditions, we allocate the Fund’s assets among the broad asset classes of equity, debt and alternative investments by investing primarily in a distinctly weighted combination of underlying funds, based on each underlying fund’s predominant asset class. These underlying funds, in turn, invest in a variety of US and foreign equity, debt and derivative investments.

Performance Overview

The Fund’s Class A shares delivered a cumulative total return of +7.56% for the 12 months under review. In comparison, the Fund’s blended benchmark, which is 35% Standard & Poor’s 500 Index (S&P 500), 25% MSCI All Country World Index (ACWI) ex USA Index, 25% Bloomberg Barclays US Aggregate Bond Index and 15% Bloomberg Barclays Multiverse ex USD (USD Hedged) Index , generated a +7.81% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 12.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

Investment Strategy

The Fund seeks to maintain a target exposure, principally through investment in underlying funds, of 60% to equities and equity-related securities and 40% to debt securities. The Fund may also invest up to 5% in alternative investment funds. The Fund’s asset allocation may change from time to time and

Asset Allocation*

Based on Total Net Assets as of 5/31/18

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

deviate from its target exposure based on market conditions and our strategic and tactical asset allocation views. However, the Fund’s equity, debt and alternative investments will typically be in the 45%–65%, 35%–55% and 0%–5% range, respectively. The risk profile of underlying funds will be considered when determining allocations. The Fund may also invest directly in securities of each asset class and may use currency forwards for hedging purposes.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

Risk control will be an integral part of the Fund’s investment process. Among other things, we will analyze portfolio volatility, portfolio concentration, expected extreme events and expected instability in returns among various asset classes and types of investments. When selecting equity funds for purchase or sale, we consider the underlying funds’ foreign and domestic

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 31.

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FRANKLIN NEXTSTEP MODERATE FUND

exposure, market capitalization ranges and investment style (growth vs. value).

Top 10 Fund Holdings

5/31/18

% of Total Net Assets
iShares Core S&P 500 ETF	15.5%
Franklin Growth Fund – Class R6	8.6%
iShares Core U.S. Aggregate Bond ETF	8.3%
iShares S&P 500 Value ETF	6.9%
Franklin Low Duration Total Return Fund – Class R6	5.9%
Delaware Corporate Bond Fund – Class I	5.5%
Franklin Strategic Income Fund – Class R6	5.3%
Templeton Global Total Return Fund – Class R6	5.0%
Columbia Contrarian Europe Fund – Class Z	4.7%
Franklin Mutual European Fund – Class R6	4.6%

When selecting debt funds for purchase or sale, we focus primarily on maximizing income appropriate to the Fund’s risk profile and consider the overall credit quality, duration and maturity of the underlying funds’ portfolios. When selecting alternative investment funds for purchase or sale, we focus primarily on the specific alternative strategy employed by the fund; how the fund generates alpha (a measurement of how well the fund performed compared to a benchmark index); how the fund is expected to correlate to different markets; the strategies, methods and techniques the underlying fund uses to hedge certain markets or investments; and how a fund’s net asset value typically reduces when the market falls (the lower correlation between these two factors, the better).

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Manager’s Discussion

The Fund’s performance can be attributed mainly to our allocation among equities and fixed income securities and to the performance of the underlying funds we selected for investment.

On May 31, 2018, the portfolio was diversified across capitalization sizes, regions and investment styles for both the equity and fixed income allocations. At period-end, Franklin NextStep Moderate Fund allocated 61.9% of total net assets to equity, 34.5% to fixed income and 3.0% to alternative strategies. Domestic equity exposure was 55.6% of the total equity weighting, with the balance represented by foreign equity. The iShares Core S&P 500 ETF, at 15.5% of the total net assets, was our largest equity weighting at period-end. On the fixed income side, domestic exposure was 85.5% of the Fund’s total fixed income weighting, with the balance represented by foreign fixed income. The iShares Core U.S. Aggregate Bond ETF, at 8.3% of the Fund’s total net assets, was our largest fixed income weighting at period-end.

During the reporting period, our largest average domestic equity fund holding, iShares Core S&P 500 ETF, performed in line with the S&P 500, while our largest foreign equity fund holding, Columbia Contrarian Europe Fund – Class Z, underperformed the MSCI ACWI ex USA Index. On the fixed income side, our largest domestic fixed income fund holding, iShares Core U.S. Aggregate Bond ETF, underperformed the Bloomberg Barclays US Aggregate Bond Index, while our largest global fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Bloomberg Barclays Multiverse ex USD (USD Hedged) Index.

Thank you for your participation in Franklin NextStep Moderate Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA

Stephen R. Lingard, CFA

Portfolio Management Team

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FRANKLIN NEXTSTEP MODERATE FUND

The foregoing information reflects our analysis, opinions and portfolio holdings as of May 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN NEXTSTEP MODERATE FUND

Performance Summary as of May 31, 2018

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 5/31/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit nextstepfunds.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
1-Year	+7.56%	+1.40%

Since Inception (2/5/16)	+25.42%	+7.48%

Advisor[4]
1-Year	+7.79%	+7.79%

Since Inception (2/5/16)	+26.10%	+10.52%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

See page 14 for Performance Summary footnotes.

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FRANKLIN NEXTSTEP MODERATE FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (2/5/16–5/31/18)

Advisor Class (2/5/16–5/31/18)4

See page 14 for Performance Summary footnotes.

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FRANKLIN NEXTSTEP MODERATE FUND

PERFORMANCE SUMMARY

Distributions (6/1/17–5/31/18)

Share Class	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total

A	$0.1184	$0.2570	$0.0449	$0.4203

C	$0.0666	$0.2570	$0.0449	$0.3685

Advisor	$0.1363	$0.2570	$0.0449	$0.4382

Total Annual Operating Expenses[6]

Share Class	With Waiver	Without Waiver

A	1.18%	2.97%

Advisor	0.93%	2.72%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. In addition, the Fund’s shareholders will indirectly bear the fees and expenses of the underlying funds. The risks described herein are the principal risks of the Fund and the underlying funds. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the funds to participate in losses (as well as gains) that significantly exceed the funds’ initial investment. These risks are described in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

1. The Fund has an expense reduction contractually guaranteed through 9/30/18. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Effective 6/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 6/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 6/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 6/15/16 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +17.72% and +8.69%.

5. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total US equity market performance. The MSCI ACWI ex USA Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets excluding the US. The Bloomberg Barclays US Aggregate Bond Index is a market capitalization-weighted index representing the US investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC-registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity, and must be rated investment grade (Baa3/BBB-/BBB- or above) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively. The Bloomberg Barclays Multiverse ex USD (USD Hedged) Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.

6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN NEXTSTEP MODERATE FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expenses Paid During Period 12/1/17–5/31/18[1,2]	Ending Account Value 5/31/18	Expenses Paid During Period 12/1/17–5/31/18[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$1,007.30	$3.00	$1,021.94	$3.02	0.60%
C	$1,000	$1,003.50	$6.74	$1,018.20	$6.79	1.35%
Advisor	$1,000	$1,009.00	$1.75	$1,023.19	$1.77	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

nextstepfunds.com	Annual Report	15

Franklin NextStep Growth Fund

We are pleased to bring you Franklin NextStep Growth Fund’s annual report for the fiscal year ended May 31, 2018.

Your Fund’s Goals and Main Investments

The Fund seeks the highest level of long-term total return consistent with a growth-oriented level of risk.1 As a “fund of funds,” it seeks to achieve its investment goal by investing its assets in underlying funds (i.e., other mutual funds and exchange-traded funds (ETFs)) managed by Franklin Templeton as well as those managed by unaffiliated investment managers. Under normal market conditions, we allocate the Fund’s assets among the broad asset classes of equity, debt and alternative investments by investing primarily in a distinctly weighted combination of underlying funds, based on each underlying fund’s predominant asset class. These underlying funds, in turn, invest in a variety of US and foreign equity, debt and derivative investments.

Performance Overview

The Fund’s Class A shares delivered a cumulative total return of +9.73% for the 12 months under review. In comparison, the Fund’s blended benchmark, which is 45% Standard & Poor’s 500 Index (S&P 500), 30% MSCI All Country World Index (ACWI) ex USA Index, 15% Barclays US Aggregate Bond Index and 10% Barclays Multiverse ex USD (USD Hedged) Index, generated a +9.69% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 19.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

Investment Strategy

The Fund seeks to maintain a target exposure, principally through investment in underlying funds, of 75% to equities and equity-related securities and 25% to debt securities. The Fund may also invest up to 10% in alternative investment funds. The Fund’s asset allocation may change from time to time and

Asset Allocation*

Based on Total Net Assets as of 5/31/18

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

deviate from its target exposure based on market conditions and our strategic and tactical asset allocation views. However, the Fund’s equity, debt and alternative investments will typically be in the 60%–80%, 20%–40% and 0%–10% range, respectively. The risk profile of underlying funds will be considered when determining allocations. The Fund may also invest directly in securities of each asset class and may use currency forwards for hedging purposes.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

Risk control will be an integral part of the Fund’s investment process. Among other things, we will analyze portfolio volatility, portfolio concentration, expected extreme events and expected instability in returns among various asset classes and types of investments. When selecting equity funds for purchase or sale, we consider the underlying funds’ foreign and domestic

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 36.

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FRANKLIN NEXTSTEP GROWTH FUND

exposure, market capitalization ranges and investment style (growth vs. value).

Top 10 Fund Holdings

5/31/18

% of Total Net Assets

iShares Core S&P 500 ETF	20.0%

Franklin Growth Fund – Class R6	11.1%

iShares S&P 500 Value ETF	8.8%

Franklin Mutual European Fund – Class R6	5.5%

Columbia Contrarian Europe Fund – Class Z	5.3%

Van Eck Emerging Markets Fund – Class I	5.0%

iShares Core MSCI Europe ETF	5.0%

iShares Core U.S. Aggregate Bond ETF	4.9%

Hennessy Japan Fund – Class I	4.7%

iShares Core MSCI Emerging Markets ETF	4.3%

When selecting debt funds for purchase or sale, we focus primarily on maximizing income appropriate to the Fund’s risk profile and consider the overall credit quality, duration and maturity of the underlying funds’ portfolios. When selecting alternative investment funds for purchase or sale, we focus primarily on the specific alternative strategy employed by the fund; how the fund generates alpha (a measurement of how well the fund performed compared to a benchmark index); how the fund is expected to correlate to different markets; the strategies, methods and techniques the underlying fund uses to hedge certain markets or investments; and how a fund’s net asset value typically reduces when the market falls (the lower correlation between these two factors, the better).

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Manager’s Discussion

The Fund’s performance can be attributed mainly to our allocation among equities and fixed income securities and to the performance of the underlying funds we selected for investment.

On May 31, 2018, the portfolio was diversified across capitalization sizes, regions and investment styles for both the equity and fixed income allocations. At period-end, Franklin NextStep Growth Fund allocated 77.0% of total net assets to equity, 19.5% to fixed income and 3.0% to alternative strategies. Domestic equity exposure was 57.1% of the total equity weighting, with the balance represented by foreign equity. The iShares Core S&P 500 ETF was our largest equity weighting at period-end with 20.0% of total net assets. On the fixed income side, domestic exposure was 84.6% of the Fund’s total fixed income weighting, with the balance represented by foreign fixed income. The iShares Core U.S. Aggregate Bond ETF, at 4.9% of the Fund’s total net assets, was our largest fixed income weighting at period-end.

During the reporting period, our largest domestic equity fund holding, iShares Core S&P 500 ETF, performed in line with the S&P 500, while our largest foreign equity fund holding, Franklin Mutual European – Class R6, underperformed the MSCI ACWI ex USA Index. On the fixed income side, our largest domestic fixed income fund holding, iShares Core U.S. Aggregate Bond ETF, underperformed the Barclays US Aggregate Bond Index, while our largest global fixed income fund holding, Templeton Global Total Return Fund – Class R6, underperformed the Barclays Multiverse ex USD (USD Hedged) Index.

Thank you for your participation in Franklin NextStep Growth Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA

Stephen R. Lingard, CFA

Portfolio Management Team

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FRANKLIN NEXTSTEP GROWTH FUND

The foregoing information reflects our analysis, opinions and portfolio holdings as of May 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN NEXTSTEP GROWTH FUND

Performance Summary as of May 31, 2018

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 5/31/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit nextstepfunds.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
1-Year	+9.73%	+3.38%

Since Inception (2/5/16)	+29.81%	+9.09%

Advisor[4]
1-Year	+10.07%	+10.07%

Since Inception (2/5/16)	+30.47%	+12.16%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

See page 21 for Performance Summary footnotes.

nextstepfunds.com	Annual Report	19

FRANKLIN  NEXTSTEP  GROWTH  FUND

PERFORMANCE  SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (2/5/16–5/31/18)

Advisor Class (2/5/16–5/31/18)4

See page 21 for Performance Summary footnotes.

20	Annual Report	nextstepfunds.com

FRANKLIN  NEXTSTEP  GROWTH  FUND

PERFORMANCE  SUMMARY

Distributions (6/1/17–5/31/18)

Share Class	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
A	$0.1211	$0.2905	$0.0563	$0.4679
C	$0.0698	$0.2905	$0.0563	$0.4166
Advisor	$0.1405	$0.2905	$0.0563	$0.4873

Total Annual Operating Expenses6

Share Class	With Waiver	Without Waiver

A	1.23%	5.56%
Advisor	0.98%	5.31%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. In addition, the Fund’s shareholders will indirectly bear the fees and expenses of the underlying funds. The risks described herein are the principal risks of the Fund and the underlying funds. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the funds to participate in losses (as well as gains) that significantly exceed the funds’ initial investment. These risks are described in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

1. The Fund has an expense reduction contractually guaranteed through 9/30/18. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Effective 6/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 6/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 6/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 6/15/16 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +21.35% and +10.38%.

5. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total US equity market performance. The MSCI ACWI ex USA Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets excluding the US. The Bloomberg Barclays US Aggregate Bond Index is a market capitalization-weighted index representing the US investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC-registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity, and must be rated investment grade (Baa3/BBB-/BBB- or above) using the middle rating of Moody’s, Standard

& Poor’s and Fitch, respectively. The Bloomberg Barclays Multiverse ex USD (USD Hedged) Index provides a broad-based measure of the global fixed income bond market.

The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.

6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

nextstepfunds.com	Annual Report	21

FRANKLIN NEXTSTEP GROWTH FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
Share Class	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expenses Paid During Period 12/1/17–5/31/18[1,2]	Ending Account Value 5/31/18	Expenses Paid During Period 12/1/17–5/31/18[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$1,012.60	$3.01	$1,021.94	$3.02	0.60%
C	$1,000	$1,009.10	$6.76	$1,018.20	$6.79	1.35%
Advisor	$1,000	$1,014.30	$1.76	$1,023.19	$1.77	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

22	Annual Report	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin NextStep Conservative Fund

	Year Ended May 31,
	2018	2017	2016[a]
Class A

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.80	$10.42	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.18	0.13	0.03

Net realized and unrealized gains (losses)	0.10	0.37	0.40

Total from investment operations.	0.28	0.50	0.43

Less distributions from:

Net investment income	(0.18)	(0.09)	(0.01)

Net realized gains	(0.10)	(0.03)	—

Total distributions	(0.28)	(0.12)	(0.01)

Net asset value, end of year	$10.80	$10.80	$10.42

Total return[e]	2.46%	4.87%	4.26%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	3.58%	6.40%	23.36%
Expenses net of waiver and payments by affiliates[g]	0.60%	0.60%	0.60%
Net investment income[d]	1.67%	1.24%	0.84%

Supplemental data
Net assets, end of year (000’s)	$837	$1,010	$549
Portfolio turnover rate	40.15%	103.41%	23.45%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.40% for the year ended May 31, 2018.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Annual Report	23

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Conservative Fund (continued)

	Year Ended May 31,
	2018	2017	2016[a]

Class C

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.73	$10.39	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.10	0.05	—[e]

Net realized and unrealized gains (losses)	0.08	0.37	0.40

Total from investment operations.	0.18	0.42	0.40

Less distributions from:

Net investment income	(0.08)	(0.05)	(0.01)

Net realized gains	(0.10)	(0.03)	—

Total distributions	(0.18)	(0.08)	(0.01)

Net asset value, end of year	$10.73	$10.73	$10.39

Total return[f]	1.67%	4.07%	3.96%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	4.33%	7.15%	24.11%
Expenses net of waiver and payments by affiliates[h]	1.35%	1.35%	1.35%
Net investment income[d]	0.92%	0.49%	0.09%

Supplemental data

Net assets, end of year (000’s)	$2,131	$2,452	$373
Portfolio turnover rate	40.15%	103.41%	23.45%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.40% for the year ended May 31, 2018.

24	Annual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Conservative Fund (continued)

	Year Ended May 31,

	2018	2017[a]

Advisor Class

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.82	$10.43

Income from investment operations[b]:

Net investment income[c,d]	0.21	0.15

Net realized and unrealized gains (losses)	0.09	0.37

Total from investment operations	0.30	0.52

Less distributions from:

Net investment income	(0.22)	(0.10)

Net realized gains	(0.10)	(0.03)

Total distributions	(0.32)	(0.13)

Net asset value, end of year.	$10.80	$10.82

Total return[e]	2.82%	4.94%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	3.33%	6.15%
Expenses net of waiver and payments by affiliates[g]	0.35%	0.35%
Net investment income[d]	1.92%	1.49%

Supplemental data
Net assets, end of year (000’s)	$195	$5
Portfolio turnover rate	40.15%	103.41%

aFor the period June 15, 2016 (effective date) to May 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.40% for the year ended May 31, 2018.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Annual Report	25

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, May 31, 2018

Franklin NextStep Conservative Fund

		Shares	Value

	Investments in Underlying Funds and Exchange Traded Funds 98.0%
	Domestic Equity 15.0%
[a]	Franklin Growth Fund, Class R6	1,205	$119,494
	iShares Core S&P 500 ETF	790	215,457
	iShares S&P 500 Value ETF	840	92,534
	Pioneer Fundamental Growth Fund, Class K	1,970	45,660

			473,145

	Domestic Fixed Income 61.4%
	Delaware Corporate Bond Fund, Class I	60,846	341,349
[a]	Franklin Low Duration Total Return Fund, Class R6	39,966	388,468
[a]	Franklin Strategic Income Fund, Class R6	36,404	349,116
	iShares 3-7 Year Treasury Bond ETF	2,425	291,509
	iShares Core U.S. Aggregate Bond ETF	5,361	570,732

			1,941,174

	Foreign Equity 11.1%
	Columbia Contrarian Europe Fund, Class Z	8,020	58,223
[a]	Franklin Mutual European Fund, Class R6	2,876	60,306
	Hennessy Japan Fund, Class I	1,395	51,309
	iShares Core MSCI Emerging Markets ETF	767	42,591
	iShares Core MSCI Europe ETF	1,040	51,501
	iShares MSCI Japan ETF	567	33,873
	Van Eck Emerging Markets Fund, Class I	2,868	54,035

			351,838

	Foreign Fixed Income 10.5%
[a]	Templeton Global Total Return Fund, Class R6	28,324	332,810

	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $3,014,711)		3,098,967

	Short Term Investments 3.0%

	Money Market Funds (Cost $64,807) 2.0%
[a,b]	Institutional Fiduciary Trust Money Market Portfolio, 1.40%.	64,807	64,807

26	Annual Report	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin NextStep Conservative Fund (continued)

	Principal Amount	Value
Short Term Investments (continued)
Repurchase Agreements (Cost $30,823) 1.0%
[c] Joint Repurchase Agreement, 1.76%, 6/01/18 (Maturity Value $30,824)
BNP Paribas Securities Corp. (Maturity Value $13,558)
Deutsche Bank Securities Inc. (Maturity Value $2,013)
HSBC Securities (USA) Inc. (Maturity Value $13,558)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $1,695)
Collateralized by U.S. Government Agency Securities, 1.375% - 1.875%, 9/18/18 - 5/01/20; [d]U.S. Treasury Bill, 12/06/18 - 4/25/19; and U.S. Treasury Note, 0.875% - 3.50%, 10/31/18 - 10/31/21 (valued at $31,466)	$30,823	$30,823

Total Investments (Cost $3,110,341) 101.0%		3,194,597
Other Assets, less Liabilities (1.0)%		(32,038)

Net Assets 100.0%		$3,162,559

See Abbreviations on page 52.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 1(b) regarding joint repurchase agreement.

dThe security was issued on a discount basis with no stated coupon rate.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Annual Report	27

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin NextStep Moderate Fund

	Year Ended May 31,
	2018	2017	2016[a]
Class A
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.53	$10.80	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.15	0.11	0.01

Net realized and unrealized gains (losses)	0.72	0.75	0.79

Total from investment operations.	0.87	0.86	0.80

Less distributions from:

Net investment income	(0.12)	(0.10)	(—)	[e]

Net realized gains	(0.30)	(0.03)	—

Total distributions	(0.42)	(0.13)	(—)	[e]

Net asset value, end of year	$11.98	$11.53	$10.80

Total return[f]	7.56%	7.95%	8.02%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.30%	2.39%	6.08%
Expenses net of waiver and payments by affiliates[h]	0.60%	0.60%	0.60%
Net investment income[d]	1.29%	0.94%	0.34%

Supplemental data
Net assets, end of year (000’s)	$7,132	$7,259	$3,280
Portfolio turnover rate	65.66%	75.56%	13.45%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.49% for the year ended May 31, 2018.

28	Annual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Moderate Fund (continued)

	Year Ended May 31,
	2018	2017	2016[a]
Class C
Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.46	$10.78	$10.00

Income from investment operations[b]:

Net investment income (loss)[c,d]	0.06	0.02	(0.02)

Net realized and unrealized gains (losses)	0.71	0.75	0.80

Total from investment operations	0.77	0.77	0.78

Less distributions from:

Net investment income	(0.07)	(0.06)	(—)	[e]

Net realized gains	(0.30)	(0.03)	—

Total distributions	(0.37)	(0.09)	(—)	[e]

Net asset value, end of year	$11.86	$11.46	$10.78

Total return[f]	6.70%	7.14%	7.82%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	2.05%	3.14%	6.83%
Expenses net of waiver and payments by affiliates[h]	1.35%	1.35%	1.35%
Net investment income (loss)[d]	0.54%	0.19%	(0.41)%

Supplemental data
Net assets, end of year (000’s)	$6,969	$7,017	$1,369
Portfolio turnover rate	65.66%	75.56%	13.45%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.49% for the year ended May 31, 2018.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Annual Report	29

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Moderate Fund (continued)

	Year Ended May 31,
	2018	2017[a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.55	$10.71

Income from investment operations[b]:

Net investment income[c,d]	0.19	0.12

Net realized and unrealized gains (losses)	0.71	0.86

Total from investment operations	0.90	0.98

Less distributions from:

Net investment income	(0.14)	(0.11)

Net realized gains	(0.30)	(0.03)

Total distributions	(0.44)	(0.14)

Net asset value, end of year	$12.01	$11.55

Total return[e]	7.79%	9.21%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	1.05%	2.14%
Expenses net of waiver and payments by affiliates[g]	0.35%	0.35%
Net investment income[d]	1.54%	1.19%

Supplemental data
Net assets, end of year (000’s)	$216	$116
Portfolio turnover rate	65.66%	75.56%

aFor the period June 15, 2016 (effective date) to May 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.49% for the year ended May 31, 2018.

30	Annual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, May 31, 2018

Franklin NextStep Moderate Fund

		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 99.4%
	Alternative Strategies 3.0%
[a]	Franklin K2 Alternative Strategies Fund, Class R6	12,562	$ 143,336
[a]	Franklin Pelagos Commodities Strategy Fund, Class R6	41,451	287,669

			431,005

	Domestic Equity 34.4%
[a]	Franklin Growth Fund, Class R6	12,416	1,231,015
	iShares Core S&P 500 ETF	8,110	2,211,840
	iShares S&P 500 Value ETF	8,892	979,543
	Pioneer Fundamental Growth Fund, Class K	21,601	500,723

			4,923,121

	Domestic Fixed Income 29.5%
	Delaware Corporate Bond Fund, Class I	140,868	790,268
[a]	Franklin Low Duration Total Return Fund, Class R6	87,005	845,692
[a]	Franklin Strategic Income Fund, Class R6	79,159	759,134
	iShares Core U.S. Aggregate Bond ETF	11,168	1,188,945
	Schwab Short-Term U.S. Treasury ETF	12,710	632,958

			4,216,997

	Foreign Equity 27.5%
	Columbia Contrarian Europe Fund, Class Z	93,081	675,769
[a]	Franklin Mutual European Fund, Class R6	31,377	657,982
	Hennessy Japan Fund, Class I	15,979	587,698
	iShares Core MSCI Emerging Markets ETF	8,581	476,503
	iShares Core MSCI Europe ETF	11,280	558,586
	iShares MSCI Japan ETF	5,772	344,819
	Van Eck Emerging Markets Fund, Class I	33,827	637,295

			3,938,652

	Foreign Fixed Income 5.0%
[a]	Templeton Global Total Return Fund, Class R6	60,835	714,807

	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $13,177,382)		14,224,582

	Short Term Investments 0.3%

	Money Market Funds (Cost $75) 0.0%†
[a,b]	Institutional Fiduciary Trust Money Market Portfolio, 1.40%	75	75

nextstepfunds.com	Annual Report	31

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin NextStep Moderate Fund (continued)

	Principal Amount	Value
Short Term Investments (continued)
Repurchase Agreements (Cost $45,573) 0.3%
[c] Joint Repurchase Agreement, 1.76%, 6/01/18 (Maturity Value $45,575)
BNP Paribas Securities Corp. (Maturity Value $20,046)
Deutsche Bank Securities Inc. (Maturity Value $2,977)
HSBC Securities (USA) Inc. (Maturity Value $20,046)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $2,506)
Collateralized by U.S. Government Agency Securities, 1.375% - 1.875%, 9/18/18 - 5/01/20; [d]U.S.
Treasury Bill, 12/06/18 - 4/25/19; and U.S. Treasury Note, 0.875% - 3.50%, 10/31/18 - 10/31/21
(valued at $46,524)	$45,573	$45,573

Total Investments (Cost $13,223,030) 99.7%		14,270,230
Other Assets, less Liabilities 0.3%		46,954

Net Assets 100.0%		$14,317,184

See Abbreviations on page 52.

†Rounds to less than 0.1% of net assets.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 1(b) regarding joint repurchase agreement.

dThe security was issued on a discount basis with no stated coupon rate.

32	Annual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin NextStep Growth Fund

	Year Ended May 31,
	2018	2017	2016[a]
Class A

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.72	$10.88	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.14	0.09	—[e]

Net realized and unrealized gains (losses)	1.00	0.85	0.88

Total from investment operations	1.14	0.94	0.88

Less distributions from:

Net investment income	(0.12)	(0.08)	(—)[e]

Net realized gains	(0.35)	(0.02)	—

Total distributions	(0.47)	(0.10)	(—)[e]

Net asset value, end of year	$12.39	$11.72	$10.88

Total return[f]	9.73%	8.72%	8.81%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	1.99%	4.93%	17.15%

Expenses net of waiver and payments by affiliates[h]	0.60%	0.60%	0.60%

Net investment income[d]	1.10%	0.79%	0.07%

Supplemental data

Net assets, end of year (000’s)	$4,337	$4,065	$1,129

Portfolio turnover rate	75.06%	87.45%	24.56%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the year ended May 31, 2018.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Annual Report	33

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Growth Fund (continued)

	Year Ended May 31,
	2018	2017	2016[a]
Class C

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.65	$10.86	$10.00

Income from investment operations[b]:

Net investment income (loss)[c,d]	0.04	0.01	(0.02)

Net realized and unrealized gains (losses)	1.00	0.85	0.88

Total from investment operations	1.04	0.86	0.86

Less distributions from:

Net investment income	(0.07)	(0.05)	(—)[e]

Net realized gains	(0.35)	(0.02)	—

Total distributions	(0.42)	(0.07)	(—)[e]

Net asset value, end of year	$12.27	$11.65	$10.86

Total return[f]	8.99%	7.89%	8.61%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	2.74%	5.68%	17.90%

Expenses net of waiver and payments by affiliates[h]	1.35%	1.35%	1.35%

Net investment income (loss)[d]	0.35%	0.04%	(0.68)%

Supplemental data

Net assets, end of year (000’s)	$3,504	$2,665	$661

Portfolio turnover rate	75.06%	87.45%	24.56%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the year ended May 31, 2018.

34	Annual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Growth Fund (continued)

	Year Ended May 31,
	2018	2017[a]

Advisor Class

Per share operating performance

(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.74	$10.75

Income from investment operations[b]:

Net investment income[c,d]	0.17	0.12

Net realized and unrealized gains (losses)	1.00	0.99

Total from investment operations	1.17	1.11

Less distributions from:

Net investment income	(0.14)	(0.10)

Net realized gains	(0.35)	(0.02)

Total distributions	(0.49)	(0.12)

Net asset value, end of year.	$12.42	$11.74

Total return[e]	10.07%	10.25%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	1.74%	4.68%

Expenses net of waiver and payments by affiliates[g]	0.35%	0.35%

Net investment income[d]	1.35%	1.04%

Supplemental data

Net assets, end of year (000’s)	$6	$5

Portfolio turnover rate	75.06%	87.45%

aFor the period June 15, 2016 (effective date) to May 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.50% for the year ended May 31, 2018.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Annual Report	35

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, May 31, 2018

Franklin NextStep Growth Fund

		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 99.5%
	Alternative Strategies 3.0%
[a]	Franklin K2 Alternative Strategies Fund, Class R6	6,910	$78,847
[a]	Franklin Pelagos Commodities Strategy Fund, Class R6	22,671	157,335

			236,182

	Domestic Equity 44.0%
[a]	Franklin Growth Fund, Class R6	8,782	870,717
	iShares Core S&P 500 ETF	5,745	1,566,834
	iShares S&P 500 Value ETF	6,231	686,407
	Pioneer Fundamental Growth Fund, Class K	14,199	329,136

			3,453,094

	Domestic Fixed Income 16.5%
	Delaware Corporate Bond Fund, Class I	40,454	226,948
[a]	Franklin Low Duration Total Return Fund, Class R6	26,694	259,461
[a]	Franklin Strategic Income Fund, Class R6	24,287	232,916
	iShares Core U.S. Aggregate Bond ETF	3,576	380,701
	Schwab Short-Term U.S. Treasury ETF	3,915	194,967

			1,294,993

	Foreign Equity 33.0%
	Columbia Contrarian Europe Fund, Class Z	56,885	412,983
[a]	Franklin Mutual European Fund, Class R6	20,540	430,727
	Hennessy Japan Fund, Class I	9,988	367,349
	iShares Core MSCI Emerging Markets ETF	6,098	338,622
	iShares Core MSCI Europe ETF	7,985	395,417
	iShares MSCI Japan ETF	4,229	252,640
	Van Eck Emerging Markets Fund, Class I	20,991	395,481

			2,593,219

	Foreign Fixed Income 3.0%
[a]	Templeton Global Total Return Fund, Class R6	19,948	234,393

	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $7,173,724)		7,811,881

	Short Term Investments 1.6%

	Money Market Funds (Cost $86,213) 1.1%
[a],b	Institutional Fiduciary Trust Money Market Portfolio, 1.40%.	86,213	86,213

36	Annual Report	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin NextStep Growth Fund (continued)

		Principal Amount	Value
	Short Term Investments (continued)
	Repurchase Agreements (Cost $38,064) 0.5%
c	Joint Repurchase Agreement, 1.76%, 6/01/18 (Maturity Value $38,066)
	BNP Paribas Securities Corp. (Maturity Value $16,743)
	Deutsche Bank Securities Inc. (Maturity Value $2,487)
	HSBC Securities (USA) Inc. (Maturity Value $16,743)
	Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $2,093)
	Collateralized by U.S. Government Agency Securities, 1.375% - 1.875%, 9/18/18 - 5/01/20; [d]U.S.
	Treasury Bill, 12/06/18 - 4/25/19; and U.S. Treasury Note, 0.875% - 3.50%, 10/31/18 - 10/31/21 (valued at $38,858)	$38,064	$38,064

	Total Investments (Cost $7,298,001) 101.1%		7,936,158
	Other Assets, less Liabilities (1.1)%		(88,825)

	Net Assets 100.0%		$7,847,333

See Abbreviations on page 52.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 1(b) regarding joint repurchase agreement.

dThe security was issued on a discount basis with no stated coupon rate.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Annual Report	37

FRANKLIN FUND ALLOCATOR SERIES

Financial Statements

Statements of Assets and Liabilities

May 31, 2018

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,799,059	$8,793,435	$5,057,148
Cost - Non-controlled affiliates (Note 3f)	1,280,459	4,384,022	2,202,789
Cost - Unaffiliated repurchase agreements	30,823	45,573	38,064

Value - Unaffiliated issuers	$1,848,773	$9,584,947	$5,547,485
Value - Non-controlled affiliates (Note 3f)	1,315,001	4,639,710	2,350,609
Value - Unaffiliated repurchase agreements	30,823	45,573	38,064
Receivables:
Investment securities sold	—	94,202	6,394
Other assets	3	11	6

Total assets	3,194,600	14,364,443	7,942,558

Liabilities:
Payables:
Investment securities purchased	—	—	53,225
Distribution fees	1,981	7,610	3,884
Transfer agent fees	283	1,328	979
Custodian fees	4,436	5,725	6,063
Reports to shareholders	1,106	4,282	1,107
Professional fees	20,518	20,475	20,891
Affiliates	3,714	7,765	9,070
Accrued expenses and other liabilities	3	74	6

Total liabilities	32,041	47,259	95,225

Net assets, at value	$3,162,559	$14,317,184	$7,847,333

Net assets consist of:
Paid-in capital	$3,054,152	$12,980,026	$7,093,325
Undistributed net investment income	10,893	22,160	—
Net unrealized appreciation (depreciation)	84,256	1,047,200	638,157
Accumulated net realized gain (loss)	13,258	267,798	115,851

Net assets, at value	$3,162,559	$14,317,184	$7,847,333

Class A:
Net assets, at value	$836,945	$7,132,431	$4,337,338

Shares outstanding.	77,500	595,324	350,026

Net asset value per share[a]	$10.80	$11.98	$12.39

Maximum offering price per share (net asset value per share ÷ 94.25%)	$11.46	$12.71	$13.15

Class C:
Net assets, at value	$2,130,845	$6,968,925	$3,504,220

Shares outstanding	198,496	587,487	285,699

Net asset value and maximum offering price per share[a]	$10.73	$11.86	$12.27

Advisor Class:
Net assets, at value	$ 194,769	$ 215,828	$ 5,775

Shares outstanding	18,037	17,968	465

Net asset value and maximum offering price per share	$10.80	$12.01	$12.42

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

38	Annual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations

for the year ended May 31, 2018

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund
Investment income:
Dividends:
Unaffiliated issuers	$44,015	$190,848	$89,997
Non-controlled affiliates (Note 3f)	32,304	95,096	34,786
Interest:
Unaffiliated issuers	93	292	223

Total investment income	76,412	286,236	125,006

Expenses:
Management fees (Note 3a)	8,422	38,018	18,398
Distribution fees: (Note 3c)
Class A	2,244	18,966	11,008
Class C	23,806	74,337	29,512
Transfer agent fees: (Note 3e)
Class A	779	6,446	5,245
Class C	2,066	6,317	3,518
Advisor Class	78	156	7
Custodian fees (Note 4)	13,810	12,042	9,768
Reports to shareholders	3,842	11,021	7,542
Registration and filing fees	50,063	52,409	50,953
Professional fees	28,532	29,014	28,297
Other	4,487	4,686	4,609

Total expenses	138,129	253,412	168,857
Expenses waived/paid by affiliates (Note 3g)	(100,289)	(106,879)	(102,713)

Net expenses	37,840	146,533	66,144

Net investment income	38,572	139,703	58,862

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Unaffiliated issuers	63,513	426,427	195,267
Non-controlled affiliates (Note 3f)	23,675	225,851	121,613
Forward exchange contracts	—	1,695	1,564
Capital gain distributions from Underlying Funds:
Unaffiliated issuers	2,479	23,045	13,538
Non-controlled affiliates (Note 3f)	2,900	31,045	19,019

Net realized gain (loss)	92,567	708,063	351,001

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(25,833)	270,231	224,820
Non-controlled affiliates (Note 3f)	(28,258)	(43,494)	5,246

Net change in unrealized appreciation (depreciation)	(54,091)	226,737	230,066

Net realized and unrealized gain (loss)	38,476	934,800	581,067

Net increase (decrease) in net assets resulting from operations	$77,048	$1,074,503	$639,929

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Annual Report	39

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin NextStep		Franklin NextStep
	Conservative Fund		Moderate Fund

	Year Ended May 31,		Year Ended May 31,

	2018	2017	2018	2017
Increase (decrease) in net assets:
Operations:
Net investment income	$38,572	$20,947	$139,703	$60,669
Net realized gain (loss)	92,567	(32,423)	708,063	20,476
Net change in unrealized appreciation (depreciation)	(54,091)	121,428	226,737	716,773

Net increase (decrease) in net assets resulting from operations	77,048	109,952	1,074,503	797,918

Distributions to shareholders from:
Net investment income:
Class A	(15,102)	(7,229)	(75,800)	(48,087)
Class C	(18,649)	(9,996)	(42,302)	(26,942)
Advisor Class	(1,585)	(50)	(2,148)	(557)
Net realized gains:
Class A	(7,178)	(2,446)	(191,343)	(13,526)
Class C	(21,501)	(6,300)	(192,435)	(12,250)
Advisor Class	(1,539)	(13)	(5,693)	(176)

Total distributions to shareholders	(65,554)	(26,034)	(509,721)	(101,538)

Capital share transactions: (Note 2)
Class A	(176,570)	429,492	(422,975)	3,595,626
Class C	(333,179)	2,026,786	(313,125)	5,342,563
Advisor Class	193,249	5,003	95,486	109,923

Total capital share transactions	(316,500)	2,461,281	(640,614)	9,048,112

Net increase (decrease) in net assets	(305,006)	2,545,199	(75,832)	9,744,492
Net assets:
Beginning of year	3,467,565	922,366	14,393,016	4,648,524

End of year	$3,162,559	$3,467,565	$14,317,184	$14,393,016

Undistributed net investment income included in net assets:
End of year	$10,893	$7,385	$22,160	$—

40	Annual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin NextStep
	Growth Fund
	Year Ended May 31,
	2018	2017
Increase (decrease) in net assets:
Operations:
Net investment income	$58,862	$20,658
Net realized gain (loss)	351,001	1,092
Net change in unrealized appreciation (depreciation)	230,066	362,844

Net increase (decrease) in net assets resulting from operations	639,929	384,594

Distributions to shareholders from:
Net investment income:
Class A	(42,890)	(19,508)
Class C	(16,860)	(8,524)
Advisor Class	(66)	(44)
Net realized gains:
Class A	(122,578)	(4,736)
Class C	(84,010)	(3,251)
Advisor Class	(161)	(9)

Total distributions to shareholders	(266,565)	(36,072)

Capital share transactions: (Note 2)
Class A	35,494	2,716,846
Class C	703,819	1,874,365
Advisor Class	—	5,000

Total capital share transactions	739,313	4,596,211

Net increase (decrease) in net assets	1,112,677	4,944,733
Net assets:
Beginning of year	6,734,656	1,789,923

End of year	$7,847,333	$6,734,656

Distributions in excess of net investment income included in net assets:
End of year	$—	$(2,017)

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Annual Report	41

FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements

1.  Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-three separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds). The Funds offer three classes of shares: Class A, Class C, and Advisor Class. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a.  Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments trade in the over-the-counter (OTC) market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b.  Joint Repurchase Agreement

Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase

42	Annual Report	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Funds’ custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Funds, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Funds may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Funds in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at year end, as indicated in the Statements of Investments, had been entered into on May 31, 2018.

c.  Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 7 regarding other derivative information.

d.  Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of May 31, 2018, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

e.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds and ETFs are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

1.  Organization and Significant Accounting

Policies (continued)

e.  Security Transactions, Investment Income, Expenses and Distributions (continued)

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

f.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g.  Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.  Shares of Beneficial Interest

At May 31, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin NextStep Conservative Fund		Franklin NextStep Moderate Fund

	Shares	Amount	Shares	Amount

Class A Shares:
Year ended May 31, 2018
Shares sold	10,875	$118,019	63,151	$750,145
Shares issued in reinvestment of distributions	2,046	22,280	22,276	267,143
Shares redeemed.	(28,910)	(316,869)	(119,568)	(1,440,263)

Net increase (decrease)	(15,989)	$(176,570)	(34,141)	$(422,975)

Year ended May 31, 2017
Shares sold	91,431	$966,732	364,058	$4,021,944
Shares issued in reinvestment of distributions	763	7,983	5,613	61,524
Shares redeemed.	(51,393)	(545,223)	(43,838)	(487,842)

Net increase (decrease)	40,801	$429,492	325,833	$3,595,626

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

	Franklin NextStep Conservative Fund		Franklin NextStep Moderate Fund
	Shares	Amount	Shares	Amount

Class C Shares:
Year ended May 31, 2018
Shares sold	30,167	$328,898	74,701	$887,582
Shares issued in reinvestment of distributions	3,698	40,150	19,714	234,737
Shares redeemed	(63,991)	(702,227)	(119,351)	(1,435,444)

Net increase (decrease)	(30,126)	$(333,179)	(24,936)	$(313,125)

Year ended May 31, 2017
Shares sold	261,820	$2,754,047	531,983	$5,855,436
Shares issued in reinvestment of distributions	1,450	15,090	3,586	39,166
Shares redeemed	(70,569)	(742,351)	(50,153)	(552,039)

Net increase (decrease)	192,701	$2,026,786	485,416	$5,342,563

Advisor Class Shares:
Year ended May 31, 2018
Shares sold	18,156	$199,719	10,847	$131,212
Shares issued in reinvestment of distributions	274	2,974	653	7,841
Shares redeemed	(872)	(9,444)	(3,608)	(43,567)

Net increase (decrease)	17,558	$193,249	7,892	$95,486

Year ended May 31, 2017[a]
Shares sold	506	$5,290	10,941	$119,700
Shares issued in reinvestment of distributions	—	—	61	668
Shares redeemed	(27)	(287)	(926)	(10,445)

Net increase (decrease)	479	$5,003	10,076	$109,923

aFor the period June 15, 2016 (effective date) to May 31, 2017.

	Franklin NextStep Growth Fund[b]
	Shares	Amount

Class A Shares:
Year ended May 31, 2018
Shares sold	32,000	$395,596
Shares issued in reinvestment of distributions	13,387	165,468
Shares redeemed	(42,044)	(525,570)

Net increase (decrease)	3,343	$35,494

Year ended May 31, 2017
Shares sold	279,644	$3,124,899
Shares issued in reinvestment of distributions	2,192	24,243
Shares redeemed	(38,913)	(432,296)

Net increase (decrease)	242,923	$2,716,846

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FFRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest (continued)

	Franklin NextStep Growth Fund[b]
	Shares	Amount

Class C Shares:
Year ended May 31, 2018
Shares sold	122,620	$1,509,045
Shares issued in reinvestment of distributions	8,214	100,870
Shares redeemed	(73,905)	(906,096)

Net increase (decrease)	56,929	$703,819

Year ended May 31, 2017
Shares sold	203,041	$2,259,952
Shares issued in reinvestment of distributions	1,068	11,775
Shares redeemed	(36,224)	(397,362)

Net increase (decrease)	167,885	$1,874,365

Advisor Class Shares:
Year ended May 31, 2017[a]
Shares sold	465	$5,000

aFor the period June 15, 2016 (effective date) to May 31, 2017.

bDuring the year ended May 31, 2018, Advisor Class did not record any share transactions.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors of certain of the FT Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Investments Corp. (FTIC)	Investment manager
K2/D&S Management Co., LLC (K2 Advisors)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.  Management Fees

The Funds pay an investment management fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.

Under a subadvisory agreement, FTIC and K2 Advisors, affiliates of Advisers, provide subadvisory services to Funds. The subadvisory fee is paid by Advisers based on each Fund’s average daily net assets, and is not an additional expense of the Funds. Effective October 1, 2017, the subadvisory agreement was terminated for K2 Advisors.

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FRANKLIN  FUND  ALLOCATOR  SERIES

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b.  Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average net assets, and is not an additional expense of the Funds.

c.  Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%

d.  Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the year:

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$521	$4,846	$2,216
CDSC retained	$517	$4,345	$ —

e.  Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Effective November 1, 2017, the fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. Prior to November 1, 2017, the fees were account based fees that varied based on fund or account type. In addition, each class reimburses Investor Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the year ended May 31, 2018, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund
Transfer agent fees	$990	$3,759	$2,456

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

f.  Investments in FT Underlying Funds

The Funds invest in FT Underlying Funds which are managed by Advisers or by an affiliate of Advisers. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Investment management fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.

Investments in FT Underlying Funds for the year ended May 31, 2018, were as follows:

FT Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Franklin NextStep Conservative Fund

Non-Controlled Affiliates
Franklin Focused Core Equity Fund, Class R6	10,726	—	(10,726)	—	$ —[a]	$ —	$ 21,060	$(17,735)
Franklin Growth Fund, Class R6	—	1,741	(536)	1,205	119,494	947	6,195[b]	13,967
Franklin Low Duration Total Return Fund, Class R6	33,586	14,572	(8,192)	39,966	388,468	10,747	(665)	(7,465)
Franklin Mutual European Fund, Class R6	2,829	1,026	(979)	2,876	60,306	1,034	385	203
Franklin Strategic Income Fund, Class R6	29,847	14,055	(7,498)	36,404	349,116	12,710	(355)	(10,457)
Institutional Fiduciary Trust Money Market Portfolio, 1.40%	67,831	923,237	(926,261)	64,807	64,807	691	—	—
Templeton Global Total Return Fund, Class R6	28,743	5,959	(6,378)	28,324	332,810	6,175	(45)	(6,771)
Total Affiliated Securities					$1,315,001	$32,304	$26,575	$(28,258)

Franklin NextStep Moderate Fund

Non-Controlled Affiliates
Franklin Focused Core Equity Fund, Class R6	98,049	1,283	(99,332)	—	$ —[a]	$ —	$ 158,195	$(127,693)
Franklin Growth Fund, Class R6	—	16,465	(4,049)	12,416	1,231,015	10,137	56,767[b]	147,126
Franklin K2 Alternative Strategies Fund, Class R6	45,148	3,106	(35,692)	12,562	143,336	5,161	16,135	(8,772)
Franklin Low Duration Total Return Fund, Class R6	69,156	34,069	(16,220)	87,005	845,692	24,051	(2,273)	(16,162)
Franklin Mutual European Fund, Class R6	26,922	13,052	(8,597)	31,377	657,982	11,726	1,529	2,939
Franklin Pelagos Commodities Strategy Fund, Class R6	—	45,424	(3,973)	41,451	287,669	—	1,365	15,337
Franklin Small Cap Growth Fund, Class R6	19,542	81	(19,623)	—	—[a]	—	29,929	(18,401)
Franklin Strategic Income Fund, Class R6	61,275	31,980	(14,096)	79,159	759,134	28,334	(2,521)	(23,094)
Institutional Fiduciary Trust Money Market Portfolio, 1.40%	352,623	2,897,488	(3,250,036)	75	75	888	—	—
Templeton Global Total Return Fund, Class R6	61,364	13,675	(14,204)	60,835	714,807	14,799	(2,230)	(14,774)
Total Affiliated Securities					$4,639,710	$95,096	$256,896	$(43,494)

Franklin NextStep Growth Fund

Non-Controlled Affiliates
Franklin Focused Core Equity Fund, Class R6	58,585	—	(58,585)	—	$ —[a]	$ —	$83,949	$(65,789)
Franklin Growth Fund, Class R6	—	10,749	(1,967)	8,782	870,717	6,210	24,892[b]	99,300
Franklin K2 Alternative Strategies Fund, Class R6	21,147	2,870	(17,107)	6,910	78,847	2,457	6,218	(2,778)
Franklin Low Duration Total Return Fund, Class R6	18,510	12,808	(4,624)	26,694	259,461	6,608	(497)	(4,541)
Franklin Mutual European Fund, Class R6	15,087	10,811	(5,358)	20,540	430,727	6,645	187	2,535
Franklin Pelagos Commodities Strategy Fund, Class R6	—	23,653	(982)	22,671	157,335	—	308	8,388
Franklin Small Cap Growth Fund, Class R6	11,676	—	(11,676)	—	—[a]	—	26,358	(19,470)
Franklin Strategic Income Fund, Class R6	16,400	11,582	(3,695)	24,287	232,916	7,827	(469)	(6,845)
Institutional Fiduciary Trust Money Market Portfolio, 1.40%	227,037	2,032,650	(2,173,474)	86,213	86,213	449	—	—

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

FT Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Franklin NextStep Growth Fund (continued)

Non-Controlled Affiliates (continued)
Templeton Global Total Return Fund, Class R6	16,426	6,904	(3,382)	19,948	$ 234,393	$ 4,590	$ (314)	$(5,554)
Total Affiliated Securities					$2,350,609	$34,786	$140,632	$ 5,246

aAs of May 31, 2018, no longer held by the fund.

bIncludes realized gain distributions received.

g.  Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for each class of the Funds do not exceed 0.35% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 30, 2018. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

4.  Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the year ended May 31, 2018, there were no credits earned.

5.  Income Taxes

The tax character of distributions paid during the years ended May 31, 2018 and 2017, was as follows:

	Franklin NextStep Conservative Fund		Franklin NextStep Moderate Fund		Franklin NextStep Growth Fund
	2018	2017	2018	2017	2018	2017
Distributions paid from:
Ordinary income	$56,849	$26,034	$451,797	$97,280	$233,001	$34,202
Long term capital gain	8,705	—	57,924	4,258	33,564	1,870
	$65,554	$26,034	$509,721	$101,538	$266,565	$36,072

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

5. Income Taxes (continued)

At May 31, 2018, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund
Cost of investments	$3,136,904	$13,282,074	$7,325,036

Unrealized appreciation	$ 121,042	$ 1,157,286	$ 684,646
Unrealized depreciation	(63,349)	(169,130)	(73,524)

Net unrealized appreciation (depreciation)	$ 57,693	$ 988,156	$ 611,122

Distributable earnings:
Undistributed ordinary income	$ 27,123	$ 166,422	$ 46,322
Undistributed long term capital gains	23,588	182,578	96,565

Total distributable earnings	$ 50,711	$ 349,000	$ 142,887

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.

The Funds utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.

6. Investment Transactions

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the year ended May 31, 2018, were as follows:

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund
Purchases	$1,309,839	$9,841,822	$6,028,108
Sales	$1,677,735	$10,879,682	$5,488,775

7. Other Derivative Information

For the year ended May 31, 2018, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Location	Net Realized Gain (Loss) for the Year	Statements of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Year
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Franklin NextStep Moderate Fund
Foreign exchange contracts	Forward exchange contracts	$1,695	Forward exchange contracts	$—

Franklin NextStep Growth Fund
Foreign exchange contracts	Forward exchange contracts	$1,564	Forward exchange contracts	$—

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NOTES TO FINANCIAL STATEMENTS

For the year ended May 31, 2018, the average month end contract value for forward exchange contracts were as follows:

	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund
Forward exchange contracts	$103,903	$95,875

See Note 1(c) regarding derivative financial instruments.

8. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 8, 2019. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the year ended May 31, 2018, the Funds did not use the Global Credit Facility.

9. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2018, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin NextStep Conservative Fund
Assets:
Invest ments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$3,098,967	$—	$—	$3,098,967
Short Term Investments	64,807	30,823	—	95,630

Total Investments in Securities	$3,163,774	$30,823	$—	$3,194,597

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NOTES TO FINANCIAL STATEMENTS

9. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total
Franklin NextStep Moderate Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$14,224,582	$—	$—	$14,224,582
Short Term Investments	75	45,573	—	45,648
Total Investments in Securities	$14,224,657	$45,573	$—	$14,270,230

Franklin NextStep Growth Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$7,811,881	$—	$—	$7,811,881
Short Term Investments	86,213	38,064	—	124,277
Total Investments in Securities	$7,898,094	$38,064	$—	$7,936,158

aFor detailed categories, see the accompanying Statement of Investments.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following:

On February 27, 2018, the Board approved an automatic conversion feature for Class C that will convert shareholders’ Class C shares into Class A shares after they have been held for 10 years. On May 18, 2018, the Board approved changes to certain front-end sales charges and dealer commissions on Class A and A1 shares. Further details are disclosed in the Fund’s Prospectus. The changes will become effective on a future date prior to the calendar year end of 2018.

Abbreviations
Selected Portfolio
ETF Exchange Traded Fund

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FRANKLIN FUND ALLOCATOR SERIES

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Allocator Series and Shareholders of Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund and Franklin NextStep Growth Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund and Franklin NextStep Growth Fund (the “Funds”) as of May 31, 2018, the related statements of operations for the year ended May 31, 2018, the statements of changes in net assets for each of the two years in the period ended May 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

July 17, 2018

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Tax Information (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Funds hereby report the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended May 31, 2018:

Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund

$15,844	$90,500	$46,092

Under Section 871(k)(2)(C) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as short term capital gain dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended May 31, 2018:

Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund

$21,513	$331,547	$173,998

Under Section 854(b)(1)(A) of the Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended May 31, 2018:

Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund

11.25%	13.53%	15.48%

Under Section 854(b)(1)(B) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended May 31, 2018:

Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund

$18,252	$148,741	$83,688

Distributions, including qualified dividend income, paid during calendar year 2018 will be reported to shareholders on Form 1099-DIV by mid-February 2019. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

During the fiscal year ended May 31, 2018, the Funds, a qualified fund of funds under Section 852(g)(2) of Code, received an allocation of foreign taxes paid from one or more of its underlying funds. The Funds elect to treat foreign taxes paid as allowed under Section 853 of the Code. This election will allow shareholders of record on June 27, 2018, to treat their proportionate share of foreign taxes paid by the Underlying Funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

By mid-February 2019, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2018.

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Special Meeting of Shareholders

MEETING OF SHAREHOLDERS: OCTOBER 30, 2017 AND RECONVENED ON DECEMBER 15, 2017 AND DECEMBER 29, 2017

(UNAUDITED)

A Special Meeting of Shareholders of Franklin Fund Allocator Series was held at the offices of Franklin Templeton Investments, One Franklin Parkway, San Mateo, California on October 30, 2017 and reconvened on December 15, 2017 and December 29, 2017. The purpose of the meeting was to elect Trustees of Franklin Fund Allocator Series and to vote to approve an amended fundamental investment restriction regarding investments in commodities for each Fund. At the meeting, (i) the following persons were elected by the shareholders to serve as Trustees of Franklin Fund Allocator Series: Harris J. Ashton, Terrence J. Checki, Mary C. Choksi, Edith E. Holiday, Gregory E. Johnson, Rupert H. Johnson, Jr., J. Michael Luttig, Larry D. Thompson, and John B. Wilson and (ii) sufficient votes were not received to pass the proposal to approve the amended fundamental investment restriction regarding investments in commodities for each Fund. No other business was transacted at the meeting.

In connection with the meeting, management is aware that some shareholders received from the proxy solicitor numerous calls and mailings that may have been distracting. Management is taking steps to ensure that, in the future, for any new shareholder meeting solicitations that occur, such activity is not repeated. Management apologizes for any inconvenience that may have been caused as a result of such calls and mailings.

The results of the voting at the meeting are as follows:

Proposal 1.     To elect a Board of Trustees:

Name	For	Withheld
Harris J. Ashton	390,516,091	13,444,532
Terrence J. Checki	390,358,474	13,602,149
Mary C. Choksi	390,976,557	12,984,067
Edith E. Holiday	390,925,009	13,035,612
Gregory E. Johnson	390,675,564	13,285,060
Rupert H. Johnson, Jr.	390,454,015	13,506,608
J. Michael Luttig	390,724,016	13,236,605
Larry D. Thompson	390,661,770	13,298,853
John B. Wilson	390,907,907	13,052,714

Total Trust Shares Outstanding*: 723,360,102

* As of the record date.

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SPECIAL MEETING OF SHAREHOLDERS

Proposal	2. To approve an amended fundamental investment restriction regarding investments in commodities:

Franklin NextStep Conservative Fund

Shares
For	65,409
Against	9,302
Abstain	24,582
Broker Non-Votes	224,123
Total Fund Shares Voted	323,416
Total Fund Shares Outstanding*	324,371

Franklin NextStep Growth Fund

Shares
For	158,264
Against	1,321
Abstain	3,208
Broker Non-Votes	411,266
Total Fund Shares Voted	574,059
Total Fund Shares Outstanding*	575,582

Franklin NextStep Moderate Fund

Shares
For	328,788
Against	13,157
Abstain	21,251
Broker Non-Votes	893,105
Total Fund Shares Voted	1,256,301
Total Fund Shares Outstanding*	1,271,177

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of US registered portfolios overseen in the Franklin Templeton Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1995	137	Bar-S Foods (meat packing company) (1981-2010).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Terrence J. Checki (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since December 2017	112	Hess Corporation (exploration of oil and gas) (2014-present).

Principal Occupation During at Least the Past 5 Years:

Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present); member of the Board of Trustees of the Economic Club of New York (2013 -present); member of the Board of Trustees of the Foreign Policy Association (2005-present) and member of various other boards of trustees and advisory boards; and formerly, Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).

Mary C. Choksi (1950) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2014	137	Avis Budget Group Inc. (car rental) (2007-present), Omnicom Group Inc. (advertising and marketing communications services) (2011-present) and White Mountains Insurance Group, Ltd. (holding company) (2017-present).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Founder and Senior Advisor, Strategic Investment Group (investment management group) (2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987–2015); Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1998	137	Hess Corporation (exploration of oil and gas) (1993-present), Canadian National Railway (railroad) (2001-present), White Mountains Insurance Group, Ltd. (holding company) (2004-present), Santander Consumer USA Holdings, Inc. (consumer finance) (2016-Present), RTI International Metals, Inc. (manufacture and distribution of titanium) (1999-2015) and H.J. Heinz Company (processed foods and allied products) (1994-2013).

Principal Occupation During at Least the Past 5 Years:

Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	137	Boeing Capital Corporation (aircraft financing) (2006-2013).

Principal Occupation During at Least the Past 5 Years:

Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company) (2006-present); and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

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Independent Board Members (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	137	The Southern Company (energy company) (2014-present; previously 2010-2012), Graham Holdings Company (education and media organization) (2011-present) and Cbeyond, Inc. (business communications provider) (2010-2012).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); Independent Compliance Monitor and Auditor, Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-present); John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly, Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 2006 and Lead Independent Trustee since 2008	112	None

Principal Occupation During at Least the Past 5 Years:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing) (2002-present); Senior Advisor, McKinsey & Co. (consulting) (2017-present); serves on private and non-profit boards; and formerly, President, Staples International and Head of Global Transformation (office supplies) (2012-2016); Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President – Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Gregory E. Johnson (1961) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	151	None

Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 43 of the investment companies in Franklin Templeton Investments; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc. (1994-2015).

**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board and Trustee	Since 2013	137	None

Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 28 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton Investments (2009-2017).

Edward B. Jamieson (1948) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2010	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 10 of the investment companies in Franklin Templeton Investments.

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President –AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Associate General Counsel, Franklin Templeton Investments; Vice President and Corporate Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2006	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2011	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the US registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

Note 3: Effective November 1, 2016, Frank Olson ceased to be a trustee of the Trust.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2006. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN FUND ALLOCATOR SERIES

Franklin NextStep Conservative Fund

Franklin NextStep Moderate Fund

Franklin NextStep Growth Fund

(each a Fund)

At an in-person meeting held on February 27, 2018 (Meeting), the Board of Trustees (Board) of Franklin Fund Allocator Series (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (FAI) and the Trust, on behalf of each Fund and the investment sub-advisory agreement between FAI and Franklin Templeton Investments Corp. (Sub-Adviser), an affiliate of the Manager, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. FAI and the Sub-Adviser are each referred to herein as a Manager.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Managers at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Managers by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with each Fund;

(iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses, shareholder services, marketing support payments made to financial intermediaries and third party servicing arrangements; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to U.S. funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton Investments (FTI) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements in response to a guidance update in 2016 from the U.S. Securities and Exchange Commission (SEC) relating to mutual fund distribution and sub-accounting fees. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity and liquidity risk management. The Board also recognized management’s commitment to facilitating Board oversight of particular areas, including derivatives and payments to intermediaries, by enhanced reporting.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the

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SHAREHOLDER INFORMATION

financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the mutual fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the FTI organization.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.

Fund Performance

The Board reviewed and considered the performance results of each Fund over various time periods ended December 31, 2017. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.

Franklin NextStep Conservative Fund – The Performance Universe for the Fund included the Fund and all retail and institutional mixed-asset target allocation conservative funds. The Fund commenced operations on February 5, 2016, and thus has been in operation for less than three years. The Board noted that the Fund’s annualized total return for the one-year period was below the median of its Performance Universe. The Board concluded that the Fund’s performance was acceptable given its short period of operation. The Board further noted that the Fund’s annualized total return for the one-year period, while below the median, exceeded 7%.

Franklin NextStep Moderate Fund and Franklin NextStep Growth Fund – The Performance Universe for the Franklin NextStep Moderate Fund included the Fund and all retail and institutional mixed-asset target allocation moderate funds. The Franklin NextStep Growth Fund included the Fund and all retail and institutional mixed-asset target allocation growth funds. Each Fund commenced operations on February 5, 2016, and thus has been in operation for less than three years. The Board noted that the Funds’ annualized total returns for the one-year period were above the medians of their respective Performance Universes. The Board concluded that the Funds’ performance was satisfactory, particularly given their short period of operation.

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FTI to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers (Management Rate), if any, of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure as the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for each Fund and for Class A, Investor Class and Class Y shares for other funds in the Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.

Franklin NextStep Conservative Fund and Franklin NextStep Moderate Fund – The Expense Group for the Franklin NextStep Conservative Fund included the Fund, three other mixed-asset target allocation conservative funds, two mixed-asset target allocation moderate funds and one mixed-asset target allocation growth fund. The Expense Group for the Franklin NextStep Moderate Fund included the Fund, four other mixed-asset target allocation moderate funds, one mixed-asset target allocation conservative fund and one mixed-asset target allocation growth fund. The Board noted that the Management Rates for these Funds were equal to the medians of their respective Expense Groups, but their actual

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SHAREHOLDER INFORMATION

total expense ratios were below the medians of their respective Expense Groups. The Board further noted that the Funds invest in third-party mutual funds or exchange-traded funds in excess of the statutory limitations under the Investment Company Act of 1940 by relying on exemptive relief provided by the U.S. Securities and Exchange Commission to each underlying fund. Pursuant to the conditions of the exemptive relief, the Board determined that the Management Rate paid by each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided under the investment management agreements of the underlying funds. The Board concluded that the Management Rates charged to these Funds are reasonable. In doing so, the Board noted that each Fund’s actual total expense ratio reflected a fee waiver from management and that the Sub-Adviser was paid by the Manager out of the management fee received from each Fund.

Franklin NextStep Growth Fund – The Expense Group for the Fund included the Fund, three other mixed-asset target allocation growth funds, two mixed-asset target allocation conservative funds and two mixed-asset target allocation moderate funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group. The Board further noted that the Fund invests in third-party mutual funds or exchange-traded funds in excess of the statutory limitations under the Investment Company Act of 1940 by relying on exemptive relief provided by the U.S. Securities and Exchange Commission to each underlying fund. Pursuant to the conditions of the exemptive relief, the Board determined that the Management Rate paid by the Fund is based on services provided that are in addition to, rather than duplicative of, the services provided under the investment management agreements of the underlying funds. The Board concluded that the Management Rate charged to the Fund is reasonable. In doing so, the Board noted that the Fund’s actual total expense ratio reflected a fee waiver from management and that the Sub-Adviser was paid by the Manager out of the management fee received from the Fund.

Profitability

The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by each Manager that addresses the overall profitability of FTI’s U.S. fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2017, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to Franklin Resources, Inc. and certain Franklin Templeton funds, has been engaged by the Managers to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund, particularly in light of the short period of operation, was not excessive in view of the nature, extent and quality of services provided to each Fund.

Economies of Scale

The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered the Managers’ view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Managers incur across the Franklin Templeton family of funds as a whole. The Board also noted that the Funds commenced operations on February 5, 2016 and that, as

nextstepfunds.com	Annual Report	63

FRANKLIN FUND ALLOCATOR SERIES

SHAREHOLDER INFORMATION

of December 31, 2017, each Fund’s net assets were below $16 million. The Board recognized that there would not likely be any economies of scale until each Fund’s assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the US Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

64	Annual Report	nextstepfunds.com

Annual Report Franklin Fund Allocator Series
Investment Manager Franklin Advisers, Inc.
Subadvisor Franklin Templeton Investments Corp.
Distributor
Franklin Templeton Distributors, Inc. (800) DIAL BEN® / 342-5236 nextstepfunds.com
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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2018 Franklin Templeton Investments. All rights reserved.	FAS5 A 07/18

Item 2.  Code of Ethics.

(a)  The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)  N/A

(d)  N/A

(f)  Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.  Audit Committee Financial Expert.

(a)  (1)  The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson, and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.  Principal Accountant Fees and Services.

(a)  Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $246,220 for the fiscal year ended May 31, 2018 and $240,697 for the fiscal year ended May 31, 2017.

(b)  Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)  Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)  All Other Fees

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $15 for the fiscal year ended May 31, 2018 and $0 for the fiscal year ended May 31, 2017. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $14,000 for the fiscal year ended May 31, 2018 and $255,000 for the fiscal year ended May 31, 2017. The services for which these fees were paid included preparation and review of materials provided to the fund Board in connection with the investment management contract renewal process and derivatives assessment, and benchmarking services in connection with the ICI TA survey.

(e)  (1)  The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)    pre-approval of all audit and audit related services;

(ii)   pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii)  pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e)  (2)  None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f)    No disclosures are required by this Item 4(f).

(g)   The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $14,015 for the fiscal year ended May 31, 2018 and $255,000 for the fiscal year ended May 31, 2017.

(h)  The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.	N/A

Item 6. Schedule of Investments.	N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.	N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.	N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.	N/A

Item 10.   Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.   Controls and Procedures.

(a)      Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment

Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)    Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                                                     N/A

Item 13.   Exhibits.

(a)  (1) Code of Ethics

(a)  (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer – Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)  Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer – Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date July 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date July 26, 2018

By	/s/ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date July 26, 2018